                                                      1933 Act File No. 33-24848
                                                      1940 Act File No. 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                        X
                                                                                                              ---
         Pre-Effective Amendment No.      ....................................................................
                                     ----                                                                     ---

         Post-Effective Amendment No.  27 .................................................................... X
                                      ----                                                                    ---
                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                X
                                                                                                              ---

         Amendment No. 28 .................................................................................... X
                      ----                                                                                    ---

                              FOUNTAIN SQUARE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                         (Registrant's Telephone Number)

                           Melanie Mayo West, Esquire
                         Howard & Howard Attorneys, P.C.
                     Suite 101, The Pinehurst Office Center
                           1400 North Woodward Avenue
                      Bloomfield Hills, Michigan 48304-2856
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
-----
                  on _____________________________ pursuant to paragraph (b)
-----
                  60 days after filing pursuant to paragraph (a)(1)
-----
                  on ____________________________ pursuant to paragraph (a)(1)
-----
  X               75 days after filing pursuant to paragraph (a)(2)
-----
                  on ____________________________ pursuant to paragraph (a)(2)
-----             of Rule 485.


If appropriate, check the following box:
                  This post-effective amendment designates a new effective date
------            for a previously filed post-effective amendment.


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  X               filed the Notice required by that Rule on September 25, 1997;
-----             or

                  intends to file the Notice required by that Rule on or
-----             about ___________________; or

                  during the most recent fiscal year did not sell any securities
----- pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of FOUNTAIN SQUARE FUNDS, relates to Institutional Shares of: Fountain Square U.S. Government Securities Fund; Fountain Square Quality Bond Fund; Fountain Square Quality Growth Fund; Fountain Square Mid Cap Fund; Fountain Square Balanced Fund; Fountain Square Ohio Tax Free Bond Fund; Fountain Square International Equity Fund; Fountain Square Equity Income Fund; Fountain Square Fixed Income Fund; Fountain Square Municipal Bond Fund; Fountain Square Pinnacle Fund; and Fountain Square Cardinal Fund; Investment A Shares and Investment C Shares of Fountain Square Cardinal Fund; and Institutional Shares and Investment A Shares of Fountain Square Tax Exempt Fund.


PART A.           INFORMATION REQUIRED IN A PROSPECTUS.


                                                                                Prospectus Heading
                                                                                (Rule 404(c) Cross Reference)
                                                                                -----------------------------
Item 1.        Cover Page.......................................................Cover Page.

Item 2.        Synopsis.........................................................Synopsis; Expenses of the Fund(s) -
                                                                                Investment A Shares; Expenses of the
                                                                                Fund(s) - Investment C Shares; Expenses of
                                                                                the Fund(s) - Institutional Shares.

Item 3.        Condensed Financial
                Information.....................................................Financial Highlights; Performance
                                                                                Information.

Item 4.        General Description of
                Registrant......................................................Synopsis; Objective of the Fund; Portfolio
                                                                                Investments and Strategies; Voting Rights.

Item 5.        Management of the Fund...........................................Fountain Square Funds Information;
                                                                                Management of the Trust(Fund); Distribution of
                                                                                Shares of the Fund; Distribution Plan; (Other)
                                                                                Payments to Financial Institutions; Administration
                                                                                of the Fund; Expenses of the Fund, (Investment
                                                                                A Shares, Investment C Shares, Institutional
                                                                                Shares); Brokerage Transactions.

Item 5A.       Management's Discussion of
                Fund Performance................................................Incorporated by reference to Annual Report to
                                                                                Shareholders of the Fountain Square Funds dated
                                                                                July 31, 1997 (File No. 811-5669).

Item 6.        Capital Stock and Other
                Securities......................................................Dividends and Capital Gains; Shareholder
                                                                                Information; Voting Rights; Massachusetts Law;
                                                                                Effect of Banking Laws; Tax Information; Federal
                                                                                Income Tax.

Item 7.        Purchase of Securities Being
                Offered.........................................................Net Asset Value; Investing in the Fund; Share
                                                                                Purchases; Minimum Investment Required; Investing In
                                                                                Investment A Shares; What Shares Cost; Purchases at
                                                                                Net Asset Value; Dealer Concessions; Reducing/
                                                                                Eliminating the Sales Charge;

                                                                                Quantity Discounts and Accumulated Purchases; Letter
                                                                                of Intent; Fifth Third Bank Club 53, One Account
                                                                                Plus, One Account Gold, One Account Advantage and
                                                                                One Account Platinum Programs; Purchases with
                                                                                Proceeds from Redemptions of Unaffiliated Mutual
                                                                                Fund Shares; Purchases with Proceeds from
                                                                                Distributions of Qualified Retirement Plans or Other
                                                                                Trusts Administered by Fifth Third Bank; Concurrent
                                                                                Purchases; Investing in Investment C Shares;
                                                                                Investing in Institutional Shares; Exchanging
                                                                                Securities for Fund Shares; Systematic Investment
                                                                                Program; Certificates and Confirmations; Exchanges.

Item 8.        Redemption or Repurchase...............................          Redeeming Shares; Systematic Withdrawal Program;
                                                                                Accounts With Low Balances; Contingent Deferred
                                                                                Sales Charge.

Item 9.        Pending Legal Proceedings..............................          None.


PART B.           INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.       Cover Page............................................           Cover Page.

Item 11.       Table of Contents.....................................           Table of Contents.

Item 12.       General Information and History.......................           General Information About the Trust(Fund).

Item 13.       Investment Objectives and Policies....................           Investment Objective and Policies of the Fund(s).

Item 14.       Management of the Funds...............................           Fountain Square Funds Management; Officers and
                                                                                Trustees; Trustees' Compensation.

Item 15.       Control Persons and Principal
                Holders of Securities................................           Trust Ownership.

Item 16.       Investment Advisory and Other
                Services.............................................           Investment Advisory Services; Advisor(s) to the
                                                                                Trust(Fund); Advisory Fees; Sub-Advisor; Sub-
                                                                                Advisory Fees; Administrative Services; Transfer
                                                                                Agent and Dividend Disbursing Agent; Distribution
                                                                                Plan and Administrative Services Agreement
                                                                                (Investment C Shares Only).

Item 17.       Brokerage Allocation..................................           Brokerage Transactions.

Item 18.       Capital Stock and Other Securities....................           Not applicable.

Item 19.       Purchase, Redemption and Pricing
                of Securities Being Offered..........................           Purchasing Shares; Redeeming Shares; Determining Net
                                                                                Asset Value.

Item 20.       Tax Status............................................           Tax Status; The Fund's Tax Status; Shareholders' Tax
                                                                                Status; Capital Gains.

Item 21.       Underwriters..........................................           Distribution Plan and Administrative Services
                                                                                Agreement (Investment C Shares Only).

Item 22.       Calculation of Performance Data.......................           Total Return; Yield; Tax-Equivalent Yield;
                                                                                Performance Comparisons.

Item 23.       Financial Statements..................................           Not applicable.

FOUNTAIN SQUARE FUNDS

INSTITUTIONAL SHARES

PROSPECTUS





Fountain Square Funds (the "Trust") is an open-end management investment company (a mutual fund). This Prospectus offers investors interests in Institutional Shares of only the following separate investment portfolios (the "Funds"), each having distinct investment objectives and policies:

         oFountain Square U.S. Government Securities Fund;
         oFountain Square Quality Bond Fund;
         oFountain Square Ohio Tax Free Bond Fund;
         oFountain Square Quality Growth Fund;
         oFountain Square Mid Cap Fund;
         oFountain Square Balanced Fund;
         oFountain Square International Equity Fund;
         oFountain Square Equity Income Fund;
         oFountain Square Bond Fund For Income;
         oFountain Square Municipal Bond Fund; and oFountain Square Pinnacle Fund

This Prospectus contains the information you should read and know before you invest in Institutional Shares of any of the Funds. Keep this Prospectus for future reference.

Additional information about Institutional Shares of the Funds is contained in the Funds' combined Statement of Additional Information, dated May ____, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to or calling the Trust toll-free at (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






Prospectus dated May ____, 1998

TABLE OF CONTENTS



         SYNOPSIS..........................................................  1
                  Risk Factors.............................................  2

         EXPENSES OF THE FUNDS
         INSTITUTIONAL SHARES..............................................  3

         EXPENSES OF THE FUNDS
         INSTITUTIONAL SHARES..............................................  4

         PREDECESSOR COMMON TRUST FUNDS PERFORMANCE
         INFORMATION.......................................................  6

         OBJECTIVE OF EACH FUND............................................  7
                  Government Securities Fund...............................  7
                           Acceptable Investments..........................  7
                           Investment Limitations..........................  8
                  Quality Bond Fund........................................  8
                           Acceptable Investments..........................  8
                           Collateralized Mortgage Obligations.............  8
                           Investment Limitations..........................  9
                  Ohio Tax Free Bond Fund..................................  9
                           Acceptable Investments..........................  9
                           Characteristics................................. 10
                           Participation Interests......................... 10
                           Variable Rate Municipal Securities.............. 10
                           Municipal Leases................................ 10
                           Temporary Investments........................... 10
                           Ohio Municipal Securities....................... 10
                           Investment Risks................................ 11
                           Non-Diversification............................. 11
                           Investment Limitations.......................... 11
                  Quality Growth Fund...................................... 11
                           Acceptable Investments.......................... 12
                           Convertible Securities.......................... 12
                           Investment Limitations.......................... 12
                  Mid Cap Fund............................................. 13
                           Acceptable Investments.......................... 13
                           Investment Limitations.......................... 13
                  Balanced Fund............................................ 13
                           Acceptable Investments.......................... 13
                           Money Market Instruments........................ 14
                           Investment Limitations.......................... 14
                  International Equity Fund................................ 14
                           Acceptable Investments.......................... 15
                           Money Market Instruments........................ 15
                           Foreign Currency Transactions................... 15
                           Forward Foreign Currency Exchange Contracts..... 16
                           Investment Limitations.......................... 16
                           Risk Considerations............................. 16
                  Equity Income Fund....................................... 16
                           Acceptable Investments.......................... 16
                           Investment Limitations.......................... 17
                  Bond Fund For Income..................................... 17
                           Acceptable Investments.......................... 17
                           Investment Limitations.......................... 18
                  Municipal Bond Fund...................................... 18
                           Acceptable Investments.......................... 18
                           Characteristics................................. 18
                           Temporary Investments........................... 18
                           Municipal Securities............................ 19
                           Investment Limitations.......................... 19
                  Pinnacle Fund............................................ 19
                           Acceptable Investments.......................... 19
                           Convertible Securities.......................... 19
                           Investment Limitations.......................... 20

         PORTFOLIO INVESTMENTS AND STRATEGIES.............................. 20
                  Borrowing Money.......................................... 20
                  Diversification.......................................... 20
                  Restricted and Illiquid Securities....................... 20
                  Repurchase Agreements.................................... 21
                  When-Issued and Delayed Delivery Transactions............ 21
                  Lending of Portfolio Securities.......................... 21
                  Options and Futures...................................... 21
                           Put and Call Options............................ 21
                           Futures and Options on Futures.................. 22
                           Risks........................................... 23
                  Foreign Investments...................................... 24
                           Exchange Rates.................................. 24
                           Foreign Companies............................... 24
                           U.S. Government Policies........................ 25
                           Emerging Markets................................ 25
                           Foreign Bank Instruments........................ 25
                  Derivative Securities.................................... 25
                  Bond Ratings............................................. 26
                  Temporary Investments.................................... 26
                           Variable Rate Demand Notes...................... 26
                           Commercial Paper................................ 26
                           Bank Instruments................................ 27
                           Investment Companies............................ 27
                  Equity Investment Risks.................................. 27

         FOUNTAIN SQUARE FUNDS INFORMATION................................. 27
                  Management of the Trust.................................. 27
                           Board of Trustees............................... 27
                           Investment Advisors............................. 27
                           Advisory Fees................................... 28
                           Fifth Third Bank's Background................... 28
                           Fifth Third Bank Portfolio Managers'
                                    Background............................. 28
                           Heartland's Background.......................... 29
                           Heartland Portfolio Managers' Background........ 29
                           Sub-Advisor..................................... 29
                           Sub-Advisory Fees............................... 29
                           MSAM's Background............................... 29
                           MSAM Portfolio Managers' Background............. 29
                  Distribution of Shares of the Funds...................... 30
                  Payments to Financial Institutions....................... 30
                  Administration of the Funds.............................. 30
                           Administrative Services......................... 30
                  Custodian, Transfer Agent and Dividend
                           Disbursing Agent................................ 31
                  Independent Auditors..................................... 31
                  Expenses of the Funds and Institutional Shares........... 31
                  Brokerage Transactions................................... 31

         NET ASSET VALUE................................................... 32

         INVESTING IN THE FUNDS............................................ 32

                  Share Purchases.......................................... 32
                           Purchases by Certain Heartland Clients.......... 32
                           Purchases by All Other Investors................ 33
                  Additional Information................................... 33
                  Minimum Investment Required.............................. 33
                  Investing In Institutional Shares........................ 33
                  Exchanging Securities for Fund Shares.................... 33
                  Systematic Investment Program............................ 33
                  Certificates and Confirmations........................... 34
                  Dividends and Capital Gains.............................. 34

         EXCHANGES......................................................... 34

         REDEEMING SHARES.................................................. 35
                  By Telephone............................................. 35
                  By Mail.................................................. 35
                  Systematic Withdrawal Program............................ 36
                  Accounts with Low Balances............................... 36

         SHAREHOLDER INFORMATION........................................... 37
                  Voting Rights............................................ 37
                  Massachusetts Law........................................ 37

         EFFECT OF BANKING LAWS............................................ 37

         TAX INFORMATION................................................... 38
                  Federal Income Tax....................................... 38
                  Additional Tax Information for Ohio Tax Free
                           Bond Fund....................................... 38
                           State of Ohio Income Taxes...................... 38
                           Other State and Local Taxes..................... 38
                  Additional Tax Information for Municipal Bond Fund....... 39
                  Additional Tax Information for International
                           Equity Fund..................................... 39

         PERFORMANCE INFORMATION........................................... 39

         ADDRESSES......................................................... 41

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS, AND ANNUAL REPORTS

In order to reduce expenses of the Fountain Square Funds incurred in connection with the mailing of prospectuses, semi-annual reports and annual reports to multiple shareholders at the same address, Fountain Square Funds may in the future deliver one copy of a prospectus, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, semi-annual reports and annual reports, please call the Trust toll-free at 1-888-799-5353.

SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This Prospectus relates only to Institutional Shares of the Funds described herein. The Funds are designed for individuals and institutions as a convenient means of accumulating interests in professionally managed portfolios.

Institutional Shares of the following Funds are offered in this Prospectus:

         o Fountain Square U.S. Government Securities Fund ("Government Securities Fund")-seeks to provide a high level of current income by investing primarily in U.S. government securities, including U.S. Treasury and government agency issues;

         o Fountain Square Quality Bond Fund ("Quality Bond Fund")-seeks to provide a high level of current income with capital growth as a secondary objective by investing in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations;

         o Fountain Square Ohio Tax Free Bond Fund ("Ohio Tax Free Bond Fund")-seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since it intends to invest in Ohio municipal securities;

         o Fountain Square Quality Growth Fund ("Quality Growth Fund")-seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million;

         o Fountain Square Mid Cap Fund ("Mid Cap Fund")-seeks to provide growth of capital with income as a secondary objective by investing primarily in common stocks of companies with superior long-term growth opportunities and maximum market capitalizations of approximately $3 billion;

         o Fountain Square Balanced Fund ("Balanced Fund")-seeks to provide capital appreciation and income by investing primarily in common stocks of high quality companies, generally leaders in their industries, and in investment grade debt securities of U.S. corporations, U.S. dollar- denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligation;

         o Fountain Square International Equity Fund ("International Equity Fund")-seeks to provide long- term capital appreciation by investing primarily in equity securities of non-U.S. issuers;

         o Fountain Square Equity Income Fund ("Equity Income Fund")-seeks to provide a high level of current income consistent with capital appreciation by investing primarily in high quality common stocks or convertible securities that have above-average current yield;

         o Fountain Square Bond Fund For Income ("Bond Fund For Income")-seeks to provide a high level of current income by investing primarily in investment grade debt securities with remaining maturities of ten years or less;

         o Fountain Square Municipal Bond Fund ("Municipal Bond Fund")-seeks to provide a high level of current income that is exempt from federal regular income taxes by investing primarily in investment grade municipal securities; and

         o Fountain Square Pinnacle Fund ("Pinnacle Fund")-seeks to provide long-term capital appreciation by investing primarily in common stocks which offer opportunities for long-term capital appreciation.

For information on how to purchase Institutional Shares of any of the Funds, please refer to "Investing in the Funds." Institutional Shares are only offered to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50. Institutional Shares of each Fund are sold at net asset value, without the imposition of any sales charges, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." Each of the Funds, except the Pinnacle Fund, is advised by Fifth Third Bank ("Fifth Third Bank"). The Pinnacle Fund is advised by Heartland Capital Management, Inc. ("Heartland"), a wholly-owned subsidiary of Fifth Third Bank. The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. ("MSAM"). Each of Fifth Third Bank, Heartland and MSAM may be referred to individually as the "Advisor" for the Fund or Funds for which it provides advisory services, or collectively as the "Advisors."

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds and may include securities considered derivative securities as described in this Prospectus, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may include securities of companies in emerging growth countries and may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."

EXPENSES OF THE FUNDS
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).... None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price)................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................. None
Redemption Fees (as a percentage of amount redeemed, if applicable)............ None
Exchange Fee................................................................... None


                              INSTITUTIONAL SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)
                                                                                            Ohio          Bond
                                                         Government        Quality        Tax Free        Fund        Municipal
                                                         Securities          Bond           Bond          For            Bond
                                                            Fund             Fund           Fund         Income          Fund
                                                            ----             ----           ----         ------          ----

Management Fees (after waivers)(1)..................        0.47%           0.55%          0.55%         0.55%          0.55%
Other Expenses (after waivers)(2)...................        0.28%           0.20%          0.20%         0.20%          0.23%
Total Institutional Shares
   Operating Expenses(3)............................        0.75%           0.75%          0.75%         0.75%          0.78%



(1) The management fee of the Government Securities Fund has been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for the Government Securities Fund is 0.55%.

(2) Other expenses have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. With respect to the Government Securities Fund, Quality Bond Fund, Ohio Tax Free Bond Fund, Bond Fund For Income and Municipal Bond Fund, in the absence of such waivers, other expenses would be 0.38%, 0.30%, 0.30%, 0.26% and 0.33%, respectively.

(3) Total Institutional Shares Operating Expenses for the Government Securities Fund would have been 0.93% absent the voluntary waivers by the investment advisor and the administrator. Total Institutional Shares Operating Expenses for the Quality Bond Fund, Ohio Tax Free Bond Fund, Bond Fund For Income and Municipal Bond Fund would have been 0.85%, 0.85%, 0.81% and 0.88%, respectively, absent the voluntary waivers by the administrator.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INSTITUTIONAL SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

         You would pay the following expenses on a $1,000 investment in Institutional Shares assuming (1) 5% annual return; (2) redemption at the end of each time period. Institutional Shares charge no redemption fees or sales charges.


                                           Government                             Ohio            Bond Fund
                                           Securities          Quality          Tax Free             For             Municipal
                                              Fund            Bond Fund         Bond Fund          Income            Bond Fund
                                              ----            ---------         ---------          ------            ---------

 1 Year...............................        $ 8               $ 8               $ 8               $ 8                $ 8
 3 Years..............................        $24               $24               $24               $24                $25
 5 Years..............................        $42               $42               $42                N/A                N/A
10 Years..............................        $93               $93               $93                N/A                N/A


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUNDS
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..... None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).................. None
Redemption Fees (as a percentage of amount redeemed, if applicable)............. None
Exchange Fee.................................................................... None



                                                INSTITUTIONAL SHARES
                                           ANNUAL FUND OPERATING EXPENSES
                                       (As a percentage of average net assets)

                                           Quality                                     International      Equity
                                            Growth       Mid Cap        Balanced          Equity          Income        Pinnacle
                                             Fund          Fund           Fund             Fund            Fund           Fund
                                             ----          ----           ----             ----            ----           ----

Management Fees........................     0.80%         0.80%           0.80%            1.00%           0.80%          0.80%
Other Expenses (after waivers)(1)......     0.20%         0.20%           0.20%            0.47%           0.20%          0.65%
Total Institutional Shares
   Operating Expenses(2)...............     1.00%         1.00%           1.00%            1.47%           1.00%          1.45%


(1) Other expenses for all of the Funds except the International Equity Fund and the Pinnacle Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. With respect to the Quality Growth Fund, Mid Cap Fund, Balanced Fund and Equity Income Fund, in the absence of such waivers, other expenses would be 0.22%, 0.26%, 0.28% and 0.28%, respectively. For the Pinnacle Fund, other expenses are based on estimated amounts for the current fiscal year.

(2) Total Institutional Shares Operating Expenses for the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, and the Equity Income Fund would have been 1.02%, 1.06%, 1.08%, and 1.08%, respectively, absent the voluntary waivers by the administrator.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INSTITUTIONAL SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



EXAMPLE

         You would pay the following expenses on a 1,000 investment in Institutional Shares assuming (1) 5% annual return; and (2) redemption at the end of each time period. Institutional Shares charge no redemption fees or sales charges.

                                          Quality                                    International       Equity
                                          Growth        Mid Cap        Balanced         Equity           Income          Pinnacle
                                           Fund          Fund            Fund            Fund             Fund             Fund
                                           ----          ----            ----            ----             ----             ----

1 Year..............................       $ 10          $ 10            $ 10            $ 15             $10             $15
3 Years.............................       $ 32          $ 32            $ 32            $ 46             $32             $46
5 Years.............................       $ 55          $ 55            $ 55            $ 80              N/A             N/A
10 Years............................       $122          $122            $122            $146              N/A             N/A



         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PREDECESSOR COMMON TRUST FUNDS PERFORMANCE
INFORMATION
--------------------------------------------------------------------------------

During 1997, each of the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund was formed to serve as the vehicle for the conversion of common trust funds that had been managed by Fifth Third Bank. The converting common trust funds were not registered investment companies and, unlike the Funds, were not subject to the provisions of the Investment Company Act of 1940, as amended. The investment policies, objectives, guidelines and restrictions of each newly created Fund are in all material respects equivalent to those of the common trust fund from which it was converted. For this reason, the historic performance of the converting common trust funds combined with the actual performance of the Funds into which they converted beginning on January 27, 1997 is provided below. The gross performance of each common trust fund has been reduced to reflect the fees (without waivers or reimbursements) that are applicable to the Fund into which it converted. As described above under the caption "Expenses of the Funds," voluntary waivers of certain fees are anticipated for each of the Funds.

Of course, past performance of the common trust funds may not be indicative of future results of the Funds. In addition, if the converting common trust funds had been registered under the Investment Company Act of 1940, the performance of the converting common trust funds may have been adversely affected.


                                                                               Annualized Total Returns*
                                                          --------------------------------------------------------------------
                                                                                                                      Since
                                                          1 Year        3 Years       5 Years       10 Years       Inception**
                                                          ------        -------       -------       --------       -----------

                 Equity Income Fund
         [Successor to Equity Fund (Income)]
         -----------------------------------
                Institutional Shares                       ____%         ____%         ____%         ____%            ____%

                Bond Fund For Income
          [Successor to Taxable Bond Fund]
          --------------------------------
                Institutional Shares                       ____%         ____%         ____%         ____%            ____%

                 Municipal Bond Fund
          [Successor to Tax-Free Bond Fund]
          ---------------------------------
                Institutional Shares                       ____%         ____%         ____%         ____%            ____%



*Annualized Total Returns are calculated based upon the fiscal year ended July 31, 1997.

**Each of the predecessor common trust funds to the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund commenced operations on January 1, 1983.

For periods dating back to January 1, 1983 prior to the Funds' commencement of operations, all of the Funds intend to quote total returns that include the performance of collectively managed accounts advised by Fifth Third Bank whose assets were converted to create the Funds, as adjusted to reflect the expenses associated with the Funds (without waivers or reimbursements). Each of the predecessor collectively managed accounts was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. Performance of the Funds reflects the deduction of fees associated with a mutual fund, such as investment management and accounting fees. Performance also reflects the reinvestment of all dividends and capital gains distributions.

OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objectives and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the combined Statement of Additional Information.

GOVERNMENT SECURITIES FUND

The investment objective of the Government Securities Fund is to provide a high level of current income. The Government Securities Fund pursues its investment objective consistent with its investment in a portfolio of U.S. government securities. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in a diversified portfolio of U.S. government securities, including both U.S. Treasury and government agency issues. The Fund will purchase only securities with remaining maturities or estimated average lives of seven years or less. In managing the portfolio, Fifth Third Bank seeks to minimize fluctuations in the value of the Fund's shares.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. These securities include, but are not limited to:

         o direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and

         o obligations of U.S. government agencies or instrumentalities such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described below for the Quality Bond Fund.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

         o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

         o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

         o        the credit of the agency or instrumentality.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Restricted and Illiquid Securities," and "Diversification."

QUALITY BOND FUND

The investment objective of the Quality Bond Fund is to achieve high current income. Capital growth is a secondary objective. The Quality Bond Fund pursues its investment objectives consistent with its investment in a portfolio of investment grade bonds. The Fund pursues its investment objectives by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will invest at least 65% of its assets in quality bonds. As used herein, the Fund considers bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), or unrated bonds that are determined by Fifth Third Bank to be of comparable quality, to be quality bonds.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

         o domestic issues of corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

         o U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

         o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, of the types eligible for purchase by the Government Securities Fund, as described above; and

         o        collateralized mortgage obligations.

The Quality Bond Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S & P. The weighted average maturity will be less than 15 years.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S.

government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of `locking in' interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other branches, in order to reduce the risk of prepayment for the other branches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

OHIO TAX FREE BOND FUND

The investment objective of the Ohio Tax Free Bond Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Municipal Bond Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Municipal Bond Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

         o obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

         o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

         o participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or Fifth Third Bank to the Fund, exempt from both federal income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in Ohio municipal securities, as defined above.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CHARACTERISTICS. The Ohio municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the combined Statement of Additional Information. As a matter of investment policy, under normal market conditions, the Fund will invest at least 65% of its assets in bonds that provide current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Advisor has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities, or at least 80% of its net assets are invested in obligations the interest from which is exempt from such taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest up to 100% of its assets in non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments--Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES. Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.

The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The state of Ohio and certain underlying municipalities face potential economic problems over the longer term. The state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this relative decline are varied and complex, involving in many cases national and international demographic and economic trends beyond the influence of the state. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

QUALITY GROWTH FUND

The investment objective of the Quality Growth Fund is to provide growth of capital. Income is a secondary objective. The Fund pursues its investment objectives by investing primarily in a professionally managed and diversified portfolio of common stocks of high-quality companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth. These companies generally are leaders in their industries ant are characterized by sound management and the ability to finance expected growth. Among other things, Fifth Third Bank would look for strength in the following areas: historical and five year projected dividend growth and earnings growth, debt to capital ratio, and quality of management. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop, which will be reflected in the growth of the revenues and earnings of major corporations. Under normal market conditions, at least 65% of the Fund's assets will be invested in the types of quality common stocks as described above.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         o common stock of U.S. companies with at least $100 million in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets and preferred stock which is convertible into common stock of such companies;

         o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and

         o convertible bonds rated at least BBB by S&P, or at least Baa by Moody's, or if not rated, are determined to be of comparable quality by the advisor.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, warrants, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fifth Third Bank considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MID CAP FUND

The investment objective of the Mid Cap Fund is to provide growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of companies selected by Fifth Third Bank on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and the risk and volatility of the company's business. Under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks of companies meeting the market capitalization criteria set forth below.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         o common stock of U.S. companies with at least $100 million in market capitalization and a maximum of $3 billion in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth and secondarily for income;

         o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and

         o Convertible securities rated at least BBB by S&P, or at least Baa by Moody's, or if not rated are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, warrants, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BALANCED FUND

The investment objective of the Balanced Fund is to pursue capital appreciation and income. The Fund invests primarily in a diversified portfolio of common and preferred stocks, U.S. government securities, convertible securities, investment grade corporate bonds, and prime money market instruments.

ACCEPTABLE INVESTMENTS. Those income and equity securities acceptable for investment in this Fund are outlined under the "Acceptable Investments" sections of the Quality Bond Fund, the Quality Growth Fund, and the Mid Cap Fund. In addition, the Balanced Fund may invest in money market instruments that are either rated in the highest short-term rating category by a nationally recognized statistical rating organization or are of comparable quality to securities having such ratings.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, warrants, repurchase agreements, and engage in put and call options, futures and options on futures, and when- issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

The asset mix of the Fund will normally range between 40-75 percent in common stock and convertible securities, 25-50 percent in preferred stock and bonds, and 0-25 percent in money market instruments. Moderate shifts between assets classes are made in order to maximize returns or reduce risk. The Fund will maintain at least 25%

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



of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).

MONEY MARKET INSTRUMENTS. The money market instruments in which the Fund invests include but are not limited to:

         o        prime commercial paper including master demand notes;

         o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

         o        repurchase agreements.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

         o the opportunity to take advantage of investment opportunities in countries outside the U.S. which may arise because of differing economic and political cycles;

         o the opportunity to invest in financial markets of foreign countries, some of which are believed to have superior growth potential; and

         o the opportunity to reduce the overall volatility compared to a portfolio of investments solely in domestic issuers by combining domestic and international investments and thereby diversifying across a wide range of countries and currencies.

The Fund will invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities of issuers located in at least three countries outside of the United States.

The Fund pursues its objective by investing in accordance with country weightings determined by Fifth Third Bank, Fifth Third Bank, in consultation with MSAM, in common stocks of non-U.S. issuers which, in the aggregate, generally replicate broad country indices. MSAM utilizes a top-down approach in selecting investments for the Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels (as discussed below) for each country is an effective way to maximize the return and minimize the risk associated with international investment. (Although, of course there can be no assurance that these goals will be achieved.)

In consultation with Fifth Third Bank, MSAM determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest substantially in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. In addition, the Fund may invest in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of MSAM, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

By analyzing a variety of macroeconomic and political factors, MSAM develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what is believed to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by MSAM provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from MSAM's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

Within a particular country, investments generally are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. MSAM may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Fund. Stock selection for the Fund in this manner helps reduce stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

         o        common stocks of non-U.S issuers;

         o common stock equivalents (such as rights, warrants, securities that are not convertible into common stocks and American Depositary Receipts ("ADRs")); and

         o corporate and government fixed income securities dominated in currencies other than U.S. dollars.

In addition, the Fund may enter into repurchase agreements, invest in restricted and illiquid securities, engage in options and futures contracts, participate in when-issued and delayed delivery transactions, and lend portfolio securities. (See "Portfolio Investments and Strategies.") The Fund may also make the following investments.

MONEY MARKET INSTRUMENTS. The Fund may acquire money market instruments rated in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization or which, in the opinion of Fifth Third Bank or MSAM, are of commensurate quality. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. (Please see Foreign Currency Transactions in the combined Statement of Additional Information for further information about the risks.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). This includes using foreign exchange contracts in conjunction with futures contracts to achieve a currency exposure similar to that of holding securities denominated in that currency. The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although MSAM will consider the likelihood of changes in currency values when making investment decisions, MSAM believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but, as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities.

RISK CONSIDERATIONS. Risk considerations relating to investing in non-U.S. securities are discussed below under "Foreign Investments.

EQUITY INCOME FUND

The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Equity Income Fund pursues its investment objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The Equity Income Fund focuses its investment in income producing stocks to help moderate stock market volatility. These stocks are characterized by relatively high dividend yields and dividend growth potential above inflation. Under normal market conditions, the Equity Income Fund will invest at least 65% of its assets in income producing equity securities.

ACCEPTABLE INVESTMENTS. The securities in which the Equity Income Fund invests include, but are not limited to, the following:

         o common stock of U.S. companies which are listed on the New York or American Stock Exchanges, or traded in the over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies.

         o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Equity Income Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments"); and

         o Convertible securities rated in the four highest rating categories by a nationally recognized statistical rating organization (a "NRSRO") (e.g., at least BBB by Standard & Poors Rating Group or Baa by Moody's Investors Service, Inc.) or, if not rated, are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case-by-case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Equity Income Fund may borrow money; lend portfolio securities; invest in restricted and illiquid securities and warrants; enter into repurchase agreements; and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Equity Income Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BOND FUND FOR INCOME

The investment objective of the Bond Fund For Income is to provide a high level of current income. The Bond Fund For Income pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining maturities of ten years or less. Under normal market conditions, the Bond Fund For Income will invest at least 65% of its assets in fixed income debt securities.

ACCEPTABLE INVESTMENTS. The Bond Fund For Income invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

         o domestic issues of corporate debt obligations rated in the four highest rating categories by a NRSRO, or unrated bonds that are determined by Fifth Third Bank to be comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

         o U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

         o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as described above; and

         o collateralized mortgage obligations (See "Collateralized Mortgage Obligations").

The Bond Fund For Income does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P.

In addition, the Bond Fund For Income may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Bond Fund For Income's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MUNICIPAL BOND FUND

The investment objective of the Municipal Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The Municipal Bond Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities. Interest income of the Municipal Bond Fund that is exempt from federal regular income taxes retains its exempt status when distributed to shareholders. Income distributed by the Municipal Bond Fund may not necessarily be exempt from state or municipal taxes. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Municipal Bond Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Municipal Bond Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS. The municipal securities in which the Municipal Bond Fund invests are:

         o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

         o participation interests, as described below, in any of the above obligations.

The income securities acceptable for investment in the Municipal Bond Fund are outlined under the following subsections of the "Acceptable Investments" section of the Ohio Tax Free Bond Fund: "Participation Interests," "Variable Rate Municipal Securities," and "Municipal Leases."

As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Municipal Bond Fund's net assets will be invested in municipal securities, as defined above.

In addition, the Municipal Bond Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies")

CHARACTERISTICS. The municipal securities which the Municipal Bond Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the combined Statement of Additional Information.

TEMPORARY INVESTMENTS. The Municipal Bond Fund normally invests its assets so that at least 80% of its net assets are invested in obligations the interest from which is exempt from federal regular income taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in up to 100% of its assets in taxable temporary investments. These temporary investments include: notes issued by or on behalf of corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT LIMITATIONS. The Municipal Bond Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

PINNACLE FUND

The Pinnacle Fund's investment objective is long-term capital appreciation. The Pinnacle Fund pursues this investment objective by investing primarily in common stocks which, in the opinion of Heartland, offer opportunities for long-term capital appreciation. The Pinnacle Fund is not intended to be a current income producing investment and will not purchase securities with a view toward short-term profits.

ACCEPTABLE INVESTMENTS. Subject to the investment limitations discussed below, the securities in which the Pinnacle Fund may invest include, but are not limited to, the following:

o Common stocks and securities convertible into common stock, such as convertible bonds, convertible debentures and convertible preferred stock, which are exchange-listed or over-the-counter securities of small or large, well-established or unseasoned companies.

In addition, the Pinnacle Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities in which the Pinnacle Fund may invest may take the form of investment grade convertible bonds, convertible preferred stock or debentures. As used herein, the term "investment grade" means convertible securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), or unrated securities that are determined by Heartland to be of comparable quality. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.

INVESTMENT LIMITATIONS. The Pinnacle Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, all of the Funds (with the exception of the Ohio Tax Free Bond Fund) will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

All of the Funds (with the exception of the Ohio Tax Free Bond Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of their total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Funds (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase put options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The International Equity Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

A Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Funds (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, and the Bond Fund For Income may also purchase and sell stock index futures to hedge against changes in prices.

The Funds will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The International Equity Fund may enter into futures contracts involving foreign currency, securities and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

A Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Funds (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, (in the case of the International Equity Fund, including non-U.S. exchanges) to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

A Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

Except as indicated above with respect to the International Equity Fund, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. While a number of the considerations noted below under "Foreign Companies" are relevant to the ability of several funds to invest in ADRs, the following is of particular interest with respect to the International Equity Fund. In an attempt to reduce some of these risks, the International Equity Fund diversifies its investments broadly among foreign countries, which may include both developed and emerging countries. At least three different countries will always be represented in that portfolio.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

         o        less publicly available information about foreign companies;

         o the lack of uniform financial accounting standards applicable to foreign companies;

         o        less readily available market quotations on foreign companies;

         o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

         o differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

         o generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);

         o the likelihood that foreign securities may be less liquid or more volatile;

         o        foreign brokerage commissions may be higher;

         o        unreliable mail service between countries; and

         o political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

EMERGING MARKETS. The International Equity Fund may take advantage of the unusual opportunities for higher returns available from investing in emerging countries. These investments, however, carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

DERIVATIVE SECURITIES

Several of the Funds may invest in securities that may be described as "derivative" securities. These securities "derive" their value from changes in the value of an underlying security, currency, commodity, or index, and may include asset-backed securities; mortgage-backed securities (such as CMOs); or futures, forward, option and swap contracts.

Derivative securities can be used to reduce or increase the volatility of an investment portfolio's performance. While derivative securities may respond to market changes differently than the securities, currencies, commodities, or indices that underlie them, they do not necessarily present greater market risk than the underlying investments.

The Funds that utilize investment contracts or securities that may be deemed to be derivative securities may do so only subject to the limitations described in this Prospectus. For example, the Funds that invest in put options may do so only as a hedge to attempt to protect securities that they hold against decreases in value. The Funds that write call options may do so only on securities held in their portfolios or on securities that they have a right to obtain without payment of additional consideration. When the International Equity Fund deals in options on foreign currencies, securities, and securities indices, and on future contracts, it does so to manage interest rate and currency risks. These and other investment practices are fully described above, including limitations on the amount of assets that may be invested in these securities and rating requirements, if applicable.

BOND RATINGS

Bonds rated in the fourth highest rating category by a NRSRO (e.g., "BBB" by S&P or "Baa" by Moody's) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% as the Advisor in its judgment believes market conditions warrant, the Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, Equity Income Fund, Bond Fund For Income and Pinnacle Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

         o domestic issues of corporate debt obligations including variable rate demand notes (except with respect to the Pinnacle Fund);

         o        commercial paper and other money market instruments;

         o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

         o instruments of domestic banks and (except with respect to the Pinnacle Fund) foreign banks; and

         o        repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase. The Pinnacle Fund will not invest in variable rate demand notes.

COMMERCIAL PAPER. The Funds may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Funds may acquire instruments of domestic banks and foreign banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). These instruments may include ECDs, Yankee CDs, and ETDs which are subject to the same risks as detailed previously under "Foreign Investments."

INVESTMENT COMPANIES. In addition, all of the Funds may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

EQUITY INVESTMENT RISKS

With respect to the Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund and Pinnacle Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. With respect to the Mid Cap Fund and the Equity Income Fund, because these Funds invest in medium capitalization stocks, there are some additional risk factors associated with investments in these Funds. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISORS. Pursuant to an investment advisory contract with the Trust, investment decisions for all of the Funds except the Pinnacle Fund are made by Fifth Third Bank, subject to direction by the Trustees. Pursuant to a separate investment advisory contract with the Trust, investment decisions for the Pinnacle Fund are made by Heartland Capital Management, Inc., subject to the direction of the Trustees. Each of Fifth Third Bank and Heartland continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

With respect to the International Equity Fund, as discussed further below, Fifth Third Bank has retained Morgan Stanley Asset Management, Inc. to act as sub-advisor to the Fund. As Advisor, Fifth Third Bank will conduct a program for ongoing oversight and evaluation of MSAM's services to this Fund, and will regularly report to the Trustees on these matters. Fifth Third Bank will also assist in the formulation of, and will continue to monitor, the structure and strategies of this Fund's portfolio to meet the needs of shareholders. As part of the above, Fifth Third Bank will review the portfolio daily and will monitor the Fund's expenses, as well as the brokerage and research services provided to the Fund and selection of brokers by MSAM.

         ADVISORY FEES. Fifth Third Bank receives an investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: the Government Securities Fund, the Quality Bond Fund, the Ohio Tax Free Bond Fund, the Bond Fund For Income, and the Municipal Bond Fund-0.55%; the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, and the Equity Income Fund-0.80%; the International Equity Fund-1.00%. Heartland receives an investment advisory fee at an annual rate of 0.80% of the Pinnacle Fund's average net assets. The fees paid by the Quality Growth, the Mid Cap, the Balanced, the International Equity, and the Pinnacle Funds while higher than the advisory fee paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar objectives and policies. The investment advisory contracts provide for the voluntary waiver of expenses by Fifth Third Bank or Heartland from time to time. Each of Fifth Third Bank or Heartland may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         FIFTH THIRD BANK'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of January 31, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $118 billion.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, Fifth Third Investment Advisors, a division of Fifth Third Bank, manages 5 such pools with total assets of over $401 million. Fifth Third Bank has managed mutual funds since 1988.

         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         FIFTH THIRD BANK PORTFOLIO MANAGERS' BACKGROUND. Steven E. Folker is the Chief Equity Strategist for Fifth Third Investment Advisors and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Growth and Balanced Funds since February of 1993 and manager of the Mid Cap Fund since June 1993. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in July 1992 as an individual portfolio manager, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.

         John B. Schmitz has over 12 years of investment experience and manages large institutional accounts, the International Equity Fund, and the Equity Income Fund for Fifth Third Investment Advisors. Since joining Fifth Third Investment Advisors in 1988, he has also managed a variety of individual accounts. Mr. Schmitz is a Vice President and Trust Officer of Fifth Third Bank and a Chartered Financial Analyst. Mr. Schmitz graduated with a B.B.A. in Finance and Real Estate from the University of Cincinnati. He is also a member of the Cincinnati Society of Financial Analysts.

         Roberta Tucker is Chief Fixed Income Strategist for Fifth Third Investment Advisors. She is a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience and assumed investment management responsibility for the Balanced and Quality Bond in July of 1996. She has managed the Bond Fund For Income since its inception in January of 1997. Ms. Tucker is a member of AIMR and Financial Analyst Society. Prior to joining Fifth Third Bank in June of 1996, Ms. Tucker was Head of Fixed Income Management at Westridge Capital Management in Santa Barbara, California from May 1994 through May 1996. Prior to that, she was a Vice President and Senior Fund Manager with Banc One Investment Advisors since 1987.

         Carla C. McGuire is a fixed income portfolio manager for Fifth Third Investment Advisors. She is an Assistant Vice President and Senior Trust Officer of Fifth Third Bank. Ms. McGuire has over 12 years of investment experience and has been the portfolio manager of the U.S. Government Securities Fund since September of 1996, and of the Ohio Tax Free Bond Fund and the Municipal Bond Fund since March of 1997. Prior to September of 1996, Ms. McGuire managed a variety of individual fixed income accounts for Fifth Third Investment Advisors. She earned a B.S. in Information Systems from Maryville University and an M.B.A. in Finance from St. Louis University. Ms. McGuire is a member of AIMR and the Cincinnati Society of Financial Analysts.

         HEARTLAND'S BACKGROUND. Heartland, an Indiana corporation and registered investment advisor, is a wholly-owned subsidiary of Fifth Third Bancorp., an Ohio corporation. As of December 31, 1997, Heartland acted as investment advisor for institutional and individual portfolios with assets of approximately $963 million. Heartland has been an investment advisor since 1984 and has managed mutual fund assets since 1985.

         HEARTLAND PORTFOLIO MANAGERS' BACKGROUND. The employees of Heartland who are primarily responsible for the day-to-day management of the Pinnacle Fund's portfolio are: Mr. Robert D. Markley, President and Chief Executive Officer of Heartland; Mr. Thomas F. Maurath, Executive Vice President of Heartland; and Mr. Barry F. Ebert, an employee of Heartland. Each of Messrs. Markley, Maurath and Ebert has been primarily responsible for management of the Pinnacle Fund since its inception and management of its predecessor fund since its inception on March 6, 1985.

         Mr. Markley is a chartered financial analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath is also a chartered financial analyst who earned a B.B.A. in Accounting from the University of Notre Dame, and an M.B.A. from Indiana University. Mr. Ebert holds both a B.B.A. in Finance and an M.B.A. from the University of Wisconsin.

SUB-ADVISOR. Under the terms of a Sub-Advisory Agreement between Fifth Third Bank and MSAM, MSAM will be responsible as sub-advisor for managing the International Equity Fund's portfolio, selecting investments for purchase or sale, along with the countries in which the Fund will invest, and the dealers in these securities. In addition, MSAM will furnish to Fifth Third Bank such investment advice and statistical and other factual information as may from time to time be reasonably requested by Fifth Third Bank.

         SUB-ADVISORY FEES. Fifth Third Bank will be responsible for compensating MSAM at the annual rate of 0.50% of the Fund's average daily net assets.

         MSAM'S BACKGROUND. Morgan Stanley Asset Management Inc., with principal offices at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Group Inc. It conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At January 31, 1998, MSAM managed investments totaling approximately $_______ billion under active management and $_______ billion as named fiduciary or fiduciary advisor.

         MSAM PORTFOLIO MANAGERS' BACKGROUND. Barton M. Biggs has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which the MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

         Madhav Dhar is a Managing Director of Morgan Stanley & Co. Incorporated. He joined MSAM in 1984 to focus on global asset allocation and investment strategy and now heads MSAM's emerging markets group and serves as the group's principal portfolio manager. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University.

         Francine Bovich joined MSAM as a Principal in 1993. She is responsible for product development, portfolio management and communication of MSAM's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a principal and Executive Vice President of Westwood Management Corp., a registered investment advisor. Before joining Westwood Management Corp., she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. from New York University.

         Ann Thivierge is a Vice President of MSAM. She is a member of MSAM's asset allocation committee, primarily representing the Total Fund Management Team since its inception in 1991. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

DISTRIBUTION OF SHARES OF THE FUNDS

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

         MAXIMUM                              AVERAGE AGGREGATE DAILY
   ADMINISTRATIVE FEE                         NET ASSETS OF THE FUND
   ------------------                         ----------------------

          0.20%                               of the first $1 billion
          0.18%                               of the next $1 billion
          0.17%                               in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUNDS AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the Fund and Institutional Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, no expenses are allocated specifically to Institutional Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of Institutional Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Institutional Shares; legal fees relating solely to Institutional Shares; and Trustees' fees incurred as a result of issues related solely to Institutional Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Subject to the overriding objective of obtaining the best possible execution of orders, a portion of International Equity Fund's portfolio brokerage transactions may be allocated to broker affiliates of MSAM. In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund fluctuates daily. The net asset value for shares of each Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of each Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of shares of the Funds is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase Shares are received.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The Funds each offer three classes of shares: Investment A Shares, Investment C Shares and Institutional Shares. A separate prospectus for Investment A Shares and Investment C Shares of the Funds can be obtained by contacting the Trust. Each of the share classes are subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Institutional Shares of the Funds are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Institutional Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. Purchases of Fund Institutional Shares may not be available to investors in all states.

Institutional Shares of the Funds may be purchased either through: the Trust Department of Fifth Third Bank; qualified employee retirement plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; or broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own account or the accounts of their clients for a management, consulting or other fee.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment may be made to the Trust's custodian either by check or by federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the Trust. Orders must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fountain Square (Name of Fund and Applicable Class of Shares). Investors should consult their financial institutions for wiring instructions.

ADDITIONAL INFORMATION

From time to time, shares of the Funds may be purchased by the Fifth Third Bank, Heartland, the Distributor, or the Administrator in connection with various promotions of the Fountain Square Funds. In these cases, Fifth Third Bank, Heartland, the Distributor, or the Administrator will distribute Fund shares to existing or potential investors as an incentive to purchase the Funds.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Institutional Shares of a Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INSTITUTIONAL SHARES

Institutional Shares of the Funds are sold at their net asset value next determined after an order is received.

The net asset value for the Funds is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received. No orders to purchase or redeem shares are processed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Funds reserve the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by a Fund, they are valued in the same manner as a Fund values its assets. Investors wishing to exchange securities should first contact his or her financial representative.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund Institutional Shares at the net asset value next determined after an order is received by the Trust. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting his or her financial representative.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value unless cash payments are requested by shareholders by writing to the appropriate Fund.

Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Government Securities Fund, the Quality Bond Fund, the Quality Growth Fund, the Ohio Tax Free Bond Fund, the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund, dividends are declared and paid monthly. With respect to the Mid Cap Fund, the Balanced Fund and the Pinnacle Fund, dividends are declared and paid quarterly. With respect to the International Equity Fund, dividends, if any, are declared and paid annually.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange shares of one Fund for shares of the same class of any of the other Funds in the Trust, including those not offered by this Prospectus, by calling or sending a written request to the Trust.

Shareholders may exchange Institutional Shares of one Fund for Institutional Shares any of the other Funds in the Trust, including those not offered by this Prospectus, by contacting the financial institution responsible for the account. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Institutional Shares of one Fund for Institutional Shares of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing Institutional Shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges involving the non-money market Funds of the Trust must be received by the Trust prior to 2:30 p.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving any of the Trust's money market funds must be received by 11:00 a.m. (Eastern time). Orders which are received prior to the applicable cut-off time will be executed as of the close of business that day. Orders for exchanges received after the applicable cut-off time will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems Institutional Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Requests for redemption must be received in proper form as described below and must be made through a shareholder's financial representative. Orders must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the FDIC;

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his or her financial representative.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances. As of ______________, 1998, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding Shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of a Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of a Fund.

In the unlikely event a shareholder of a Fund is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of a Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of a Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Fifth Third Bank is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR OHIO TAX FREE BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF OHIO INCOME TAXES. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from the Ohio individual income tax. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions should also be exempt from any Ohio municipal income tax even if the municipality is permitted under current Ohio law to levy a tax on intangible income.

OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND

The Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Funds advertise total return and yield for each class of shares, including predecessor fund performance as described above, for each class of shares. In addition, the Ohio Tax Free Bond Fund and the Municipal Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in each class of shares of a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of shares of a Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yields of the Ohio Tax Free Bond Fund and the Municipal Bond Fund are calculated similarly to the yield, but are adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of each class of shares of the Funds, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for each class of shares of the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of shares to certain indices.

ADDRESSES
----------------------------------------------------------------------------------------------------
         Fountain Square U.S. Government                              Fountain Square Funds
           Securities Fund                                            c/o Fifth Third Bank
         Fountain Square Quality Bond Fund                            38 Fountain Square Plaza
         Fountain Square Ohio Tax Free Bond Fund                      Cincinnati, Ohio  45263
         Fountain Square Quality Growth Fund
         Fountain Square Mid Cap Fund
         Fountain Square Balanced Fund
         Fountain Square International Equity Fund
         Fountain Square Equity Income Fund
         Fountain Square Bond Fund For Income
         Fountain Square Municipal Bond Fund
         Fountain Square Pinnacle Fund

----------------------------------------------------------------------------------------------------

Investment Advisor (all Funds except Pinnacle Fund)
         Fifth Third Bank
                                                                      38 Fountain Square Plaza
                                                                      Cincinnati, Ohio  45263

----------------------------------------------------------------------------------------------------

Investment Advisor (Pinnacle Fund only)
         Heartland Capital Management, Inc.                           36 Pennsylvania Street
                                                                      Suite 610
                                                                      Indianapolis, Indiana  46204

----------------------------------------------------------------------------------------------------

Sub-Advisor
         Morgan Stanley Asset Management, Inc.                        1221 Avenue of the Americas
                                                                      New York, New York  10020

----------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
         Fifth Third Bank
                                                                      38 Fountain Square Plaza
                                                                      Cincinnati, Ohio  45263

----------------------------------------------------------------------------------------------------

Distributor and Administrator
         BISYS Fund Services, L.P.
                                                                      3435 Stelzer Road
                                                                      Columbus, Ohio 43219

----------------------------------------------------------------------------------------------------

Independent Auditors
         Ernst & Young LLP                                            1300 Chiquita Center
                                                                      250 East Fifth Street
                                                                      Cincinnati, Ohio 45202

----------------------------------------------------------------------------------------------------

                              FOUNTAIN SQUARE FUNDS

                              INSTITUTIONAL SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION





This combined Statement of Additional Information relates only to the following portfolios (the "Funds") of Fountain Square Funds (the "Trust"):

         o        Fountain Square U.S. Government Securities Fund;
         o        Fountain Square Quality Bond Fund;
         o        Fountain Square Ohio Tax Free Bond Fund;
         o        Fountain Square Quality Growth Fund;
         o        Fountain Square Mid Cap Fund;
         o        Fountain Square Balanced Fund;
         o        Fountain Square International Equity Fund;
         o        Fountain Square Equity Income Fund;
         o        Fountain Square Bond Fund For Income;
         o        Fountain Square Municipal Bond Fund; and
         o        Fountain Square Pinnacle Fund

This combined Statement of Additional Information should be read with the Prospectus for Institutional Shares of the Funds dated May ____, 1998. This Statement is not a prospectus itself. To receive a copy of the Prospectus, please write the Trust or call toll-free (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

                        Statement dated May _____, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GENERAL INFORMATION ABOUT THE TRUST.............................................................................  1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.................................................................  1
                  Types of Investments..........................................................................  1
                  When-Issued and Delayed Delivery
                  Transactions.................................................................................. 10
                  Repurchase Agreements......................................................................... 10
                  Reverse Repurchase Agreements................................................................. 10
                  Lending of Portfolio Securities............................................................... 10
                  Restricted And Illiquid Securities............................................................ 11
                  Portfolio Turnover............................................................................ 11
                  Investment Limitations........................................................................ 12
                  Investment Risks (Ohio Tax Free Fund)......................................................... 16

FOUNTAIN SQUARE FUNDS MANAGEMENT................................................................................ 16
                  Officers and Trustees......................................................................... 16
                  Trust Ownership............................................................................... 18
                  Trustees' Compensation........................................................................ 19
                  Trustee Liability............................................................................. 19

INVESTMENT ADVISORY SERVICES.................................................................................... 19
                  Advisors to the Trust......................................................................... 19
                  Advisory Fees................................................................................. 20
                  Sub-Advisor................................................................................... 20
                  Sub-Advisory Fees............................................................................. 21

ADMINISTRATIVE SERVICES......................................................................................... 21
                  Transfer Agent and Dividend Disbursing Agent.................................................. 23

BROKERAGE TRANSACTIONS.......................................................................................... 23


PURCHASING SHARES............................................................................................... 24
                  Conversion to Federal Funds................................................................... 24
                  Exchanging Securities for Fund Shares......................................................... 25

DETERMINING NET ASSET VALUE..................................................................................... 25
                  Determining Market Value of Securities........................................................ 25
                  Valuing Municipal Bonds....................................................................... 26
                  Use of Amortized Cost......................................................................... 26
                  Trading in Foreign Securities................................................................. 26

REDEEMING SHARES................................................................................................ 26
                  Redemption in Kind............................................................................ 26

TAX STATUS...................................................................................................... 27
                  The Funds' Tax Status......................................................................... 27
                  Shareholders' Tax Status...................................................................... 27
                  Capital Gains................................................................................. 27
                  Foreign Taxes................................................................................. 28

TOTAL RETURN.................................................................................................... 28

YIELD........................................................................................................... 28

TAX-EQUIVALENT YIELD............................................................................................ 28
                  Tax Equivalency Table......................................................................... 29

PERFORMANCE COMPARISONS......................................................................................... 30

FINANCIAL STATEMENTS............................................................................................ 33

APPENDIX........................................................................................................ 34
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

GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This combined Statement of Additional
Information relates only to Institutional Shares of the following Funds:
Fountain Square U.S. Government Securities Fund ("Government Securities Fund"),
Fountain Square Quality Bond Fund ("Quality Bond Fund"), Fountain Square Ohio
Tax Free Bond Fund ("Ohio Tax Free Fund"), Fountain Square Quality Growth Fund
("Quality Growth Fund"), Fountain Square Mid Cap Fund ("Mid Cap Fund"), Fountain
Square Balanced Fund ("Balanced Fund"), Fountain Square International Equity
Fund ("International Equity Fund"), Fountain Square Equity Income Fund ("Equity
Income Fund"), Fountain Square Bond Fund For Income ("Bond Fund For Income"),
Fountain Square Municipal Bond Fund ("Municipal Bond Fund"), and Fountain Square
Pinnacle Fund ("Pinnacle Fund").

All of the Funds except the Pinnacle Fund are advised by Fifth Third Bank
("Fifth Third Bank"). The Pinnacle Fund is advised by Heartland Capital
Management, Inc. ("Heartland"), a wholly-owned subsidiary of Fifth Third
Bancorp., the parent of Fifth Third Bank. The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. ("MSAM"). Fifth Third Bank,
Heartland and MSAM may be referred to individually as the "Advisor," or collectively as the "Advisors."

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
--------------------------------------------------------------------------------

The Prospectus discusses the objectives of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS

                  The Quality Bond Fund, the Quality Growth Fund, the Mid Cap
                  Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund
                  For Income, and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association
                  Insurance Fund, both of which are administered by the Federal
                  Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         FUTURES AND OPTIONS TRANSACTIONS

                  All of the Funds (except the Ohio Tax Free Fund, the Municipal
                  Bond Fund and the Pinnacle Fund) may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

                  As a means of reducing fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. A Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts

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



                  and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase current income.

                  A Fund will maintain its position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

                  FUTURES CONTRACTS. The Funds (with the exception of the Ohio
                  Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund) may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

                  Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S.
                  Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

                  The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" to hedge against a decline in market interest rates. The International Equity
                  Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

                  STOCK INDEX OPTIONS. Each of the Funds (except the Ohio Tax
                  Free Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market.
                  A stock index fluctuates with changes in the market values of the stocks included in the index.

                  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


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



                  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each of the Funds
                  (except the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. A Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

                  Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

                  Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

                  The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

                  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may write listed call options or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates, or in the case of International
                  Equity Fund, when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

                  In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.


                                        3


                  Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

                  The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

                  LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                  "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

                  A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.

                  A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

                  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

                  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. Each of the Funds (except the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund) may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

                  OVER-THE-COUNTER OPTIONS. Each of the Funds (except the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

                  The Government Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

                  The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         CONVERTIBLE SECURITIES

                  The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund, the Equity Income Fund and the Pinnacle Fund may invest in convertible securities. Convertible securities are securities including fixed-income securities, that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities in which the above-mentioned Funds may invest may take the form of convertible preferred stock, convertible bonds or convertible debentures. The convertible securities in which each of the above-mentioned Funds except the Pinnacle Fund may invest also include units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

                  Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund may hold or trade convertible securities.

                  In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         WARRANTS

                  The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         MUNICIPAL SECURITIES

                  The Ohio Tax Free Fund may invest in Ohio municipal securities which have the characteristics set forth in the prospectus. The Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Funds will try to use comparable ratings as standards in accordance with the investment policies described in the Funds' prospectus.

                  Examples of Municipal Securities are:

                  o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

                  o        municipal notes and tax-exempt commercial paper;

                  o        serial bonds;

                  o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

                  o bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

                  o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

                  o        general obligation bonds.

                  PARTICIPATION INTERESTS. The Ohio Tax Free Fund and the Municipal Bond Fund may invest in participation interests. The financial institutions from which the Ohio Tax Free Fund and the Municipal Bond Fund purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

                  VARIABLE RATE MUNICIPAL SECURITIES. The Ohio Tax Free Fund and the Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

                  MUNICIPAL LEASES. The Ohio Tax Free Fund and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

                  TEMPORARY INVESTMENTS. The Ohio Tax Free Fund and the Municipal Bond Fund may also invest in temporary investments, such as repurchase agreements and reverse repurchase agreements, during times of unusual market conditions for defensive purposes.

                  From time to time, such as when suitable municipal bonds are not available, these Funds may invest a portion of their assets in cash. Any portion of a Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.

         FOREIGN CURRENCY TRANSACTIONS

                  The International Equity Fund may engage in foreign currency transactions.

                  CURRENCY RISKS. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

                  The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

                  The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

                  FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

                  When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

                  A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise their put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

                  SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

                  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

                  The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

                  FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

                  SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

                  Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of their total assets.

REPURCHASE AGREEMENTS

The Funds require their custodian to take actual or constructive possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         o        dealer undertakings to make a market in the security: and

         o the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds:

                                  FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                    JULY 31, 1997             JULY 31, 1996


Government Securities Fund              169%                      103%
Quality Bond Fund                       182%                      117%
Ohio Tax Free Fund                       49%                       30%
Quality Growth Fund                      37%                       37%
Mid Cap Fund                             52%                       54%
Balanced Fund                           101%                       61%
International Equity Fund                60%                       41%
Equity Income Fund(1)                    14%                       --
Bond Fund For Income(1)                  80%                       --
Municipal Bond Fund(1)                   31%                       --

(1) Information for the fiscal year ended July 31, 1997 reflects the period from January 27, 1997 (date of initial public investment) to July 31, 1997.

The portfolio turnover rate for the Pinnacle Fund, which commenced public investment on March 6, 1998, is expected to be less than 100%.

The increases in portfolio turnover for each of the Government Securities Fund, the Quality Bond Fund, the Ohio Tax Free Fund and the Balanced Fund were principally due to the unusually high level of volatility in the interest rate markets which produced increased trading opportunities. The increase in portfolio turnover for the International Equity Fund was principally due the Fund's adherence to its strategy of taking advantage of fluctuations in the overseas equities market, which was subject to greater volatility than usual.

INVESTMENT LIMITATIONS

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

                  The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         SELLING SHORT AND BUYING ON MARGIN

                  The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

                  The deposit or payment by the Funds (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS

                  The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable,
                  (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         LENDING CASH OR SECURITIES

                  The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

                  The Ohio Tax Free Fund and the Municipal Bond Fund may, however, acquire temporary investments or enter into repurchase agreements in accordance with their respective investment objective, policies and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES

                  None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of Ohio Tax Free Fund, Government Securities Fund, Municipal Bond Fund and Pinnacle
                  Fund) may engage in transactions involving futures contracts or options on futures contracts.

         INVESTING IN REAL ESTATE

                  None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or (with the exception of the Pinnacle
                  Fund) in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS

                  With respect to 75% of the value of their respective total assets, a Fund (with the exception of Ohio Tax Free Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

         DEALING IN PUTS AND CALLS

                  The Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

         CONCENTRATION OF INVESTMENTS

                  The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund and Pinnacle Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

                  The Ohio Tax Free Fund and the Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Funds may invest as temporary investments more than 25% of the value of their respective assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

         UNDERWRITING

                  A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

         INVESTING IN RESTRICTED SECURITIES

                  The Funds will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN ILLIQUID SECURITIES

                  The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

                  The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN NEW ISSUERS

                  The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund and Pinnacle Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

                  The Ohio Tax Free Fund and the Municipal Bond Fund will not invest more that 5% of the value of their respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

                  A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank or (in the case of the Pinnacle Fund) Heartland, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         INVESTING IN MINERALS

                  A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

         ARBITRAGE TRANSACTIONS

                  A Fund will not enter into transactions for the purpose of engaging in arbitrage.

         PURCHASING SECURITIES TO EXERCISE CONTROL

                  A Fund will not purchase securities of a company for the purpose of exercising control or management.

         INVESTING IN WARRANTS

                  The Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, and Equity Income Fund may not invest more than 5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

         INVESTING IN PUT OPTIONS

                  The International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         WRITING COVERED CALL OPTIONS

                  The International Equity Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

INVESTMENT RISKS (OHIO TAX FREE FUND)

The economy of the state of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the state of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the state of Ohio and certain underlying municipalities have large exposure to these industries and their respective aftermarkets, trends in these industries may, over the long term, impact the demographic and financial position of the state of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the state of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

The state ended fiscal year 1993 with a positive budgetary fund balance of over $100 million. The 1994-1995 biennial budget was formulated with reasonable revenue assumptions. The state implemented a revenue enhancement package in January of 1993 that increased the cigarette tax and the income tax bracket for incomes over $200,000, broadened the sales tax base and capped tax distributions to local governments. These and other minor revenue enhancements are budgeted to add $912 million of additional revenue to the 1994-1995 biennial budget. The state's fund balance reserve levels continue to be minimal but the state has demonstrated its ability to manage with limited financial flexibility.

The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-two cities and villages, including the city of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated.

The foregoing discussion only highlights some of the significant financial trends and problems affecting the state of Ohio and underlying municipalities.

FOUNTAIN SQUARE FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Heartland, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.
--------------------------------------------------------------------------------

Albert E. Harris
5905 Graves Road
Cincinnati, OH  45243
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993)

--------------------------------------------------------------------------------

Edward Burke Carey
394 East Town Street
Columbus, OH  43215
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors

--------------------------------------------------------------------------------

Lee A. Carter
425 Walnut Street
Cincinnati, OH  45202
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993)

--------------------------------------------------------------------------------

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------
Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.


--------------------------------------------------------------------------------
TRUST OWNERSHIP

As of the date of this Statement of Additional Information, for each class of shares, officers and Trustees own less than 1% of the outstanding shares of each Fund.

Fifth Third Bank, as nominee for numerous trust and agency accounts, was the owner of record of more than 5% of the outstanding Investment A Shares of each Fund as of April 30, 1998. The following list indicates the extent of its ownership for each Fund.

         Government Securities Fund:           _________ shares      _____%
         Quality Bond Fund:                    _________ shares      _____%
         Ohio Tax Free Fund:                   _________ shares      _____%
         Quality Growth Fund:                  _________ shares      _____%
         Mid Cap Fund:                         _________ shares      _____%
         Balanced Fund:                        _________ shares      _____%
         International Equity Fund:            _________ shares      _____%
         Equity Income Fund:                   _________ shares      _____%
         Bond Fund For Income:                 _________ shares      _____%
         Municipal Bond Fund:                  _________ shares      _____%

For the Pinnacle Fund, the following table sets forth, as of April 30, 1998, the persons known to be beneficial owners of more than 5% of the Fund's outstanding Investment A Shares.


           Barry F. Ebert
           36 S. Pennsylvania, Suite 610        ____ shares(1)      ______%
           Indianapolis, IN  46204

           Robert D. Markley
           36 S. Pennsylvania, Suite 610        ____ shares(2)      ______%
           Indianapolis, IN  46204

           Butler Fairman & Seufert, Inc.
           Profit Sharing and 401(k) Plan       ____ shares         ______%
           9405 Delegates Row
           Indianapolis, IN  46250

(1) Includes ____ Shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan, as to which Shares Messrs. Ebert and Markley, as co-trustees, have voting control. Also includes ____ Shares owned by Mr. Ebert's wife and her Individual Retirement Account. Mr. Ebert disclaims beneficial ownership of Shares owned by his wife.

(2) Includes ____ Shares held in Mr. Markley's Individual Retirement Account, ____ Shares owned by Mr. Markley's children, and ____ Shares owned by Mr. Markley's wife and her Individual Retirement Account. Mr. Markley disclaims beneficial ownership of the Shares owned by his wife. Also includes the ____ Shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan referred to in footnote (2) above.

TRUSTEES' COMPENSATION

NAME                                        AGGREGATE
POSITION WITH                               COMPENSATION FROM
TRUST                                       TRUST*+
--------------------------------------------------------------------------------
Edward Burke Carey
Trustee                                     $7,800

Lee A. Carter
Trustee                                     $6,600

Albert E. Harris
Trustee, Chairman of the Board              $9,800


*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISORS TO THE TRUST

The Advisor to each of the Funds of the Trust except the Pinnacle Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor to the Pinnacle Fund is Heartland Capital Management, Inc. Heartland is a wholly-owned subsidiary of Fifth Third Bancorp. Neither Fifth Third Bank nor Heartland shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the Prospectus. The following shows all of Fifth Third Bank's investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by Fifth Third Bank for the fiscal years ended July 31, 1997, July 31, 1996, and July 31, 1995:

===================================================================================================================================
                             YEAR ENDED          AMOUNT           YEAR ENDED          AMOUNT         YEAR ENDED       AMOUNT
       FUND NAME           JULY 31, 1997       WAIVED-1997      JULY 31, 1996      WAIVED-1996      JULY 31, 1995   WAIVED-1995
-----------------------------------------------------------------------------------------------------------------------------------
Government Securities
Fund                          $233,799           $45,748           $153,416          $74,182          $ 134,241      $ 83,786
-----------------------------------------------------------------------------------------------------------------------------------
Quality Bond Fund             $483,167           $17,650           $402,013          $35,943          $ 265,658      $ 33,033
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax Free Fund(1)         $813,101             $0              $177,022           $9,656          $ 142,708       $ 7,814
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund         $2,328,245             $0              $901,809             $953          $ 536,144      $ 18,889
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                $1,146,430            $4,161           $528,676          $26,747           $287,494       $52,747
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                 $861,073           $17,327           $632,772          $36,873          $ 424,672      $ 18,857
-----------------------------------------------------------------------------------------------------------------------------------
International Equity
Fund                        $1,360,967             $0            $1,049,641          $57,525          $ 641,669(2)   $ 45,670
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund            $441,829(3)          $0                 --               --                 --            --
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund For
Income                        $410,755(3)          $0                 --               --                 --            --
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund           $282,200(3)          $0                 --               --                 --            --
===================================================================================================================================

(1) In addition to the waivers noted, Fifth Third Bank voluntarily reimbursed certain operating expenses of the Ohio Tax Free Fund during the fiscal years ended July 31, 1997, July 31, 1996, and July 31, 1995, of $11,621, $84,063, and
$179,400, respectively.

(2) For the period from August 19, 1994 (date of initial public investment) to July 31, 1995.

(3) For the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

For its advisory services, Heartland also receives an annual investment advisory fee as described in the Prospectus. Heartland's investment advisory fees incurred by the Pinnacle Fund and the amount of those fees that were voluntarily waived by Heartland are not available, as the Pinnacle Fund did not commence operations until March 9, 1998.

SUB-ADVISOR

Morgan Stanley Asset Management, Inc. is the sub-advisor to International Equity Fund under the terms of a Sub- Advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc.

SUB-ADVISORY FEES

For its sub-advisory services, Morgan Stanley Asset Management, Inc. receives an annual sub-advisory fee paid by Fifth Third Bank as described in the prospectus.

For the period from August 19, 1994 (date of initial public investment) through July 31, 1995, MSAM earned fees from International Equity Fund of $320,835, of which $22,835 was waived. For the year ended July 31, 1996, MSAM earned fees from International Equity Fund of $524,821, of which $28,763 was waived. For the year ended July 31, 1997, MSAM earned fees from International Equity Fund of $680,483, of which $0.00 was waived.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Until December 1, 1995, Federated Administrative Services, which is a subsidiary of Federated Investors, provided administrative personnel and services to the Funds. The following shows all fees earned by Federated Administrative Services and the amounts of those fees that were voluntarily waived for the four-month period ended December 1, 1995, and the fiscal year ended July 31, 1995:

================================================================================================================================
                                    FOUR-MONTH                AMOUNT WAIVED
        FUND NAME             PERIOD ENDED DECEMBER         AUGUST 1, 1995 TO           YEAR ENDED              AMOUNT
                                     1, 1995                 DECEMBER 1, 1995         JULY 31, 1995           WAIVED-1995
--------------------------------------------------------------------------------------------------------------------------------
Government Securities
Fund                                 $16,770                       $ 0                   $ 50,047                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
Quality Bond Fund                    $22,486                       $ 0                   $ 53,404                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
Ohio Tax Free Fund                   $16,770                       $ 0                   $ 50,000                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                  $33,213                       $ 0                   $ 74,089                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                         $19,527                       $ 0                   $ 50,000                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                        $19,760                       $ 0                   $ 58,741                 $ 0
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
                                    $ -------                      $ 0                  $ 142,192*                $ 0
================================================================================================================================

*For the period from August 19, 1994 (date of initial public investment) to July 31, 1995.

Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by BISYS and the amounts of those fees that were voluntarily waived. For the year ended July 31, 1997, and the eight-month period ended July 31, 1996:

================================================================================================================================
                                         YEAR ENDED               AMOUNT          EIGHT-MONTH PERIOD         AMOUNT WAIVED
                                       JULY 31, 1997            WAIVED-1997       ENDED JULY 31, 1996      DECEMBER 1, 1995
                                                                                                            TO JULY 1, 1996
--------------------------------------------------------------------------------------------------------------------------------
Government Securities Fund                 $55,179                $14,275               $13,327                   $ 0
--------------------------------------------------------------------------------------------------------------------------------
Quality Bond Fund                         $114,352                $29,728               $35,961                   $ 0
--------------------------------------------------------------------------------------------------------------------------------
Ohio Tax Free Fund                        $197,989                $11,017               $15,306                   $ 0
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                       $396,610                $16,801               $56,852                   $ 0
--------------------------------------------------------------------------------------------------------------------------------

                                       21

--------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED                 AMOUNT         EIGHT-MONTH PERIOD         AMOUNT WAIVED
                                       JULY 31, 1997            WAIVED-1997       ENDED JULY 31, 1996      DECEMBER 1, 1995
                                                                                                            TO JULY 1, 1994
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                              $191,888                $16,294               $33,025                   $ 0
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                             $141,253                $30,357               $39,823                   $ 0
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                 $166,482                 $ 0                 $114,974(1)                $ 0
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                         $84,693                $36,958(2)              --                      $ 0
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund for Income                      $114,052                $50,011(2)              --                      $ 0
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                        $77,342                $33,330(2)              --                      $ 0
================================================================================================================================

(1)  For the entire fiscal year, August 1, 1995 through July 31, 1996.

(2) For the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

Information relating to fees paid by the Pinnacle Fund for administrative personnel and services is not provided, as that Fund did not commence operations until March 9, 1998.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. For the year ended July 31, 1997, and eight-month period ended July 31, 1996, Fifth Third Bank earned the following sub-administrative fees:

==========================================================================================================================
                                                                YEAR ENDED                  EIGHT-MONTH PERIOD ENDED
                                                               JULY 31, 1997                      JULY 31, 1996
--------------------------------------------------------------------------------------------------------------------------
Government Securities Fund                                        $10,627                            $ 4,161
--------------------------------------------------------------------------------------------------------------------------
Quality Bond Fund                                                 $21,962                            $11,231
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax Free Fund                                                $36,959                            $ 4,802
--------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                               $72,758                            $17,721
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                                      $35,827                            $28,558
--------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                     $26,909                            $12,428
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                         $34,046                            $16,694
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                $13,918                               --
--------------------------------------------------------------------------------------------------------------------------
Bond Fund for Income                                              $18,671                               --
--------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                               $12,827                               --
==========================================================================================================================

Information relating to fees paid by the Pinnacle Fund for sub-administration services is not provided, as that Fund did not commence operations until March 9, 1998.

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, Morgan Stanley Trust Company, Brooklyn, NY, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians in accordance with regulations of the SEC. Morgan Stanley Trust

Company is an affiliate of Morgan Stanley Asset Management, Inc. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. All fees earned by Fifth Third Bank as the custodian were voluntarily waived for the fiscal year ended July 31, 1997.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and may include:

         o        advice as to the advisability of investing in securities;

         o        security analysis and reports;

         o        economic studies;

         o        industry studies;

         o        receipt of quotations for portfolio evaluations; and

         o        similar services.

The Advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 1997, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Quality Growth Fund, $90,186 of $229,134 total brokerage commissions paid; Mid Cap Fund, $53,745 of $134,532 total brokerage commissions paid; Balanced Fund, $31,402 of $75,158 total brokerage commissions paid; U.S. Government Securities Fund, all $188 of total brokerage commissions paid; Quality Bond Fund, all $12,422 of total brokerage commissions paid; Ohio Tax Free Fund, all $18,995 of total brokerage commissions paid; Equity Income Fund, $23,290 of $61,251 total brokerage commissions paid; and International Equity Fund, $33,171 of $178,270 total brokerage commissions paid.

Research services provided by brokers may be used by the Advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds and one or more other accounts managed by the Advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

For the fiscal years ended July 31, 1997, July 31, 1996, and for the period from August 19, 1994 (date of initial public investment) to July 31, 1995, Morgan Stanley & Co. Incorporated, an affiliate of the International Equity Fund, earned $0, $104 and $31,034, respectively, in brokerage commissions, representing 0.00%, 0.09% and 9.67%, respectively, of the total brokerage commissions paid by the Fund. These transactions with Morgan Stanley & Co. Incorporated amounted to 0.00%, 0.29% and 4.91%, respectively, of the value of the Fund's securities transactions on which commissions were paid. Morgan Stanley & Co. Incorporated executed trades for the Fund in Indonesia which, in general, involve higher transaction costs than trades done in such other markets as Japan or the European countries, which accounts for the differences in these percentages.

During the fiscal year ended July 31, 1997, some of the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:
Quality Growth Fund held securities issued by UBS Securities and held $19,460 of securities issued by UBS Securities as of year end; Equity Income Fund purchased securities issued by UBS Securities and held $952,000 of securities issued by UBS Securities at year end; Balanced Fund purchased securities issued by UBS Securities and held $3,922,000 of securities issued by UBS Securities at year end; Mid Cap Fund purchased securities issued by UBS Securities and held $10,184,000 in securities issued by UBS Securities at year end; International Equity Fund purchased securities issued by UBS Securities and held $10,172,000 in securities issued by UBS Securities at year end; Bond Fund For Income purchased securities issued by Bear Stearns, Inc., Donaldson, Lufkin & Jenrette, Merrill Lynch, Morgan Stanley, PaineWebber and UBS Securities and held $5,162,909 in securities issued by Bear Stearns, Inc., $5,020,000 in securities issued by Donaldson, Lufkin & Jenrette, $3,015,000 in securities issued by Merrill Lynch, $5,007,000 in securities issued by Morgan Stanley, $4,996,635 in securities issued by PaineWebber and $22,323,000 in securities issued by UBS Securities, each at year end; Quality Bond Fund purchased securities issued by Merrill Lynch and UBS Securities and held $4,020,000 in securities issued by Merrill Lynch and $15,771,000 in securities issued by UBS Securities, each at year end; U.S. Government Securities Fund purchased securities issued by UBS Securities and held $843,000 in securities issued by UBS Securities at year end.

PURCHASING SHARES
--------------------------------------------------------------------------------

Institutional Shares of the Funds are sold at their net asset value on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Institutional Shares of the Funds is explained in the Prospectus under "Investing in the Funds."

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by Fifth Third Bank.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset values of the Funds generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the Funds' portfolio securities (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o        for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

VALUING MUNICIPAL BONDS

With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS
--------------------------------------------------------------------------------

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o        invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

With respect to Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, Bond Fund For Income, and Pinnacle Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to Ohio Tax Free Fund and Municipal Bond Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

With respect to Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, and Bond Fund For Income, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

With respect to Ohio Tax Free Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o        the availability of higher relative yields;

         o        differentials in market values;

         o        new investment opportunities;

         o        changes in creditworthiness of an issuer; or

         o        an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned shares. Any loss by a shareholder on shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

FOREIGN TAXES

Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.

TOTAL RETURN
--------------------------------------------------------------------------------

The average annual total return for the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD
--------------------------------------------------------------------------------

The Funds may advertise SEC yields for Institutional Shares.

The yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD
--------------------------------------------------------------------------------

The Ohio Tax Free Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 37.90% tax rate and assuming that income is 100% tax-exempt.

TAX EQUIVALENCY TABLE

The Ohio Tax Free Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the state of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

-----------------------------------------------------------------------------------------------------------------------------------
                                     TAXABLE YIELD EQUIVALENT FOR 1997
                                              STATE OF OHIO
-----------------------------------------------------------------------------------------------------------------------------------
         FEDERAL TAX BRACKET:

                                   15.00%             28.00%              31.00%               36.00%                 39.60%

         COMBINED FEDERAL AND STATE TAX BRACKET:

                                   19.457%            33.201%             37.900%              43.500%               47.100%
-----------------------------------------------------------------------------------------------------------------------------------
          SINGLE                      $1-            $23,351-            $56,551-             $117,951-                OVER
          RETURN                   23,350             56,550             117,950               256,500              256,500
-----------------------------------------------------------------------------------------------------------------------------------
        Tax-Exempt                                                 Taxable Yield Equivalent
           Yield
-----------------------------------------------------------------------------------------------------------------------------------
           1.50%                    1.86%              2.25%               2.42%                2.65%                 2.84%
           2.00%                    2.48%              2.99%               3.22%                3.54%                 3.78%
           2.50%                    3.10%              3.74%               4.03%                4.42%                 4.73%
           3.00%                    3.72%              4.49%               4.83%                5.31%                 5.67%
           3.50%                    4.35%              5.24%               5.64%                6.19%                 6.62%
           4.00%                    4.97%              5.99%               6.44%                7.08%                 7.56%
           4.50%                    5.59%              6.74%               7.25%                7.96%                 8.51%
           5.00%                    6.21%              7.49%               8.05%                8.85%                 9.45%
           5.50%                    6.83%              8.23%               8.86%                9.73%                10.40%
           6.00%                    7.45%              8.98%               9.66%               10.62%                11.34%
-----------------------------------------------------------------------------------------------------------------------------------

         Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

         The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Fund shares.

         * Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

--------------------------------------------------------------------------------

Each Fund's performance depends upon such variables as:

         o        portfolio quality;

         o        average portfolio maturity;

         o        type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o        changes in each Fund's expenses; and

         o        various other factors

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, Equity Income, and Pinnacle Funds)

         o EUROPE, AUSTRALIA, AND FAR EAST (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

         o LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

         o LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

         o LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

         o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

         o        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX:
                  An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

         o LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

         o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

         o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Balanced, Quality Bond, and Bond Fund For Income)

         o MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e. BBB/Baa or better). (Balanced, Quality Bond and Bond Fund For Income)

         o MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

         o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and
                  4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities
                  Fund)

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

         o SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

         o SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

         o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, Equity Income, and Pinnacle Funds)

         o S&P MID CAP 400 INDEX is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

         o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Equity Income, and Pinnacle Funds)

         o WILSHIRE MID CAP 750 INDEX is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
                  Fund)

Advertisements and other sales literature for the Funds may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

As of the date of this Statement of Additional Information, no historical performance of Institutional Shares of any of the Funds was available. The Funds, however, expect to total returns for each of the Funds, calculated as described in the Prospectus.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for Fountain Square U.S. Government Securities Fund, Fountain Square Quality Bond Fund, Fountain Square Ohio Tax Free Fund, Fountain Square Quality Growth Fund, Fountain Square Mid Cap Fund, Fountain Square Balanced Fund, Fountain Square International Equity Fund, Fountain Square Equity Income Fund, Fountain Square Bond Fund For Income, and Fountain Square Municipal Bond Fund for the fiscal year ended July 31, 1997 are incorporated herein by reference to the Annual Report to Shareholders of the Fountain Square Stock and Bond Mutual Funds dated July 31, 1997. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the Prospectus.

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

                  o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FOUNTAIN SQUARE CARDINAL FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INVESTMENT A SHARES

INVESTMENT C SHARES


PROSPECTUS

The Investment A Shares and Investment C Shares of the Fountain Square Cardinal Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios of the Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

This Prospectus contains the information you should read and know before you invest in Investment A Shares or Investment C Shares of the Fund. Keep this Prospectus for future reference.

Additional Information about Investment A Shares and Investment C Shares of the Fund is contained in the Fund's combined Statement of Additional Information for Investment A Shares and Investment C Shares, dated May ___, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Trust or calling toll-free (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






Prospectus dated May ___, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

EXPENSES OF THE FUND
INVESTMENT A SHARES........................................................  1

EXPENSES OF THE FUND
INVESTMENT C SHARES........................................................  2

FOUNTAIN SQUARE CARDINAL FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES.................................  3

OBJECTIVE OF THE FUND......................................................  5
                  Cardinal Fund............................................  5
                           Acceptable Investments..........................  5
                           Investment Limitations..........................  5

PORTFOLIO INVESTMENTS AND STRATEGIES.......................................  5
         Borrowing Money...................................................  5
         Diversification...................................................  6
         Restricted and Illiquid Securities................................  6
         Repurchase Agreements.............................................  6
         When-Issued and Delayed Delivery Transactions.....................  6
         Lending of Portfolio Securities...................................  7
         Options and Futures...............................................  7
         Foreign Investments...............................................  9
         Temporary Investments............................................. 10
                  Commercial Paper......................................... 10
                  Bank Instruments......................................... 10
         Equity Investment Risks........................................... 11

FOUNTAIN SQUARE FUNDS INFORMATION.......................................... 11
         Management of the Fund............................................ 11
                  Board of Trustees........................................ 11
                  Investment Advisor....................................... 11
                  Advisory Fees............................................ 11
                  Advisor's Background..................................... 11
                  Portfolio Managers' Background........................... 12
         Distribution of Shares of the Fund................................ 12
         Distribution Plan................................................. 12
         Administrative Services Agreement (Investment C
                  Shares Only)............................................. 12
         Other Payments to Financial Institutions.......................... 13
         Administration of the Fund........................................ 13
                  Administrative Services.................................. 13
         Custodian, Transfer Agent and Dividend Disbursing
                  Agent.................................................... 13
         Independent Auditors.............................................. 13
         Expenses of the Fund, Investment A Shares and
                  Investment C Shares...................................... 13
         Brokerage Transactions............................................ 14

NET ASSET VALUE............................................................ 14

INVESTING IN THE FUND...................................................... 14
         Share Purchases................................................... 15
                  Purchases by Former Cardinal
                         Shareholders...................................... 15
                  Purchases by all Other Investors......................... 15


         Additional Information............................................ 15
         Minimum Investment Required....................................... 16
         Investing In Investment A Shares.................................. 16
                  Purchases at Net Asset Value............................. 16
                  Dealer Concessions....................................... 16
                  Reducing/Eliminating the Sales Charge.................... 16
                  Quantity Discounts and Accumulated Purchases............. 17
                  Letter of Intent......................................... 17
                  Fifth Third Bank Club 53, One Account Plus, One
                         Account Gold, One Account Advantage
                         and One Account Platinum Programs................. 17
                  Purchases with Proceeds from Redemptions of
                         Unaffiliated Mutual Fund Shares................... 18
                  Purchases with Proceeds from Distributions of
                         Qualified Retirement Plans or Other Trusts
                         Administered by Fifth Third Bank.................. 18
                  Concurrent Purchases..................................... 18
         Investing in Investment C Shares.................................. 18
         Exchanging Securities for Fund Shares............................. 19
         Systematic Investment Program..................................... 19
         Certificates and Confirmations.................................... 19
         Dividends and Capital Gains....................................... 19

EXCHANGES.................................................................. 19

REDEEMING SHARES........................................................... 20
         By Telephone...................................................... 20
         By Mail........................................................... 21
         Systematic Withdrawal Program..................................... 22
         Accounts with Low Balances........................................ 22
         Contingent Deferred Sales Charge.................................. 22

SHAREHOLDER INFORMATION.................................................... 23
         Voting Rights..................................................... 23
         Massachusetts Law................................................. 23

EFFECT OF BANKING LAWS..................................................... 23

TAX INFORMATION............................................................ 24
         Federal Income Tax................................................ 24

PERFORMANCE INFORMATION.................................................... 24

ADDRESSES.................................................................. 26

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS, AND ANNUAL REPORTS

In order to reduce expenses of the Fountain Square Funds incurred in connection with the mailing of Prospectuses, semi-annual reports and annual reports to multiple shareholders at the same address, Fountain Square Funds may in the future deliver one copy of a Prospectus, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own Prospectuses, semi-annual reports and annual reports, please call the Trust toll-free at 1-888-799-5353.

EXPENSES OF THE FUND
INVESTMENT A SHARES
--------------------------------------------------------------------------------

                               INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..... 4.50%
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).................. None
Redemption Fees (as a percentage of amount redeemed, if applicable)............. None
Exchange Fee.................................................................... None


                               INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

Management Fees..........................................................0.60%
12b-1 Fee ...............................................................0.25%
Other Expenses (after waivers) (1).......................................0.19%
         Total Investment A Shares Operating Expenses (2)................1.04%

(1) Other expenses for the Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(2) Total Investment A Shares Operating Expenses for the Fund are estimated to be 1.14%, absent the voluntary waiver of a portion of the administration fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------

You would pay the following expenses on a $1,000 investment in Investment A Shares, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.


1 Year..............................................   $55

3 Years.............................................   $77


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUND
INVESTMENT C SHARES
--------------------------------------------------------------------------------

                               INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..... None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1).............. 1.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)............. None
Exchange Fee.................................................................... None

                               INVESTMENT C SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

Management Fees.........................................................0.60%
12b-1 Fee (after waivers) (2)...........................................0.50%
Administrative Service Fee..............................................0.25%
Other Expenses (after waivers) (3)......................................0.19%
         Total Investment C Shares Operating Expenses (4)...............1.54%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of the purchase date. (See "Contingent Deferred Sales Charge").

(2) The Investment C Shares of the Fund can pay up to 0.75% as a 12b-1 fee to the distributor.

(3) Other expenses for the Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(4) Total Investment C Shares Operating Expenses for the Fund are estimated to be 1.89%, absent the voluntary waiver of a portion of the 12b-1 fee and administration fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------

You would pay the following expenses on a $1,000 investment in Investment C Shares, assuming (1) 5% annual return; (2) either redemption in Year 1 or no redemption; and (3) payment of the maximum sales charge.

1 Year (with redemption)............................   $26

1 Year (assuming no redemption).....................   $16

3 Years.............................................   $49


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE CARDINAL FUND
FINANCIAL HIGHLIGHTS - INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table reflects the performance results from October 1, 1988 through September 30, 1997 of shares of The Cardinal Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Cardinal Fund. The Predecessor Fund was advised by John Bevilacqua of Cardinal Management Corp. ("Cardinal"), a wholly-owned subsidiary of The Ohio Company. Pursuant to an Agreement and Plan of Merger dated December 22, 1997, The Ohio Company became a subsidiary of Fifth Third Bancorp, Inc., the parent company of Fifth Third Bank, the Fund's advisor (the "Advisor"). The Fund will be managed by Mr. Bevilacqua with the same investment objective and substantially identical investment policies as the Predecessor Fund. Holders of Investor Shares of the Predecessor Fund will receive Investment A Shares, and holders of Institutional Shares of the Predecessor Fund will receive Institutional Shares, of the Fountain Square Cardinal Fund in exchange for their shares as part of a fund reorganization. For these reasons, the historic performance of the Predecessor Fund is provided below.

The data in the table has been derived from, and should be read in conjunction with, financial statements for the Predecessor Fund, which for 1997 were audited by ___________________________, certified public accountants. Of course, past performance of the Predecessor Fund is not indicative of future results of the Fund. In addition, Fund performance would have been lower than Predecessor Fund performance due to higher expenses of the Fund.

The Fund expects to quote total returns that include performance of the Predecessor Fund for the period between October 1, 1988 and the commencement of the Fund's operations. All performance figures quoted for Investment C Shares of the Fund will be adjusted to reflect the deduction of fees associated with the Fund (excluding waivers or reimbursements) and will reflect the reinvestment of all dividends and capital gains distributions.

         (Adjusted for a 3-for-2 stock split effective January 11, 1990)

                                                                                           YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------------
                                                              1997           1996            1995            1994            1993
                                                              ----           ----            ----            ----            ----

---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
---------------------------------------------------------
Income from investment operations
---------------------------------------------------------
         Net investment income
---------------------------------------------------------
         Net realized and unrealized gains (losses)
         on investments
---------------------------------------------------------
         Total from investment operations
---------------------------------------------------------
Less distributions
---------------------------------------------------------
         Dividends to shareholders from net
         investment income
---------------------------------------------------------
         Distributions to shareholders from net
         realized gains on investment transactions
---------------------------------------------------------
         Total distributions
---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------------
         Expenses
---------------------------------------------------------
         Net investment income
---------------------------------------------------------

                                                                                           YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------------
                                                              1997           1996            1995            1994            1993
                                                              ----           ----            ----            ----            ----

---------------------------------------------------------
         Expenses (a)
---------------------------------------------------------
         Net investment income (a)
---------------------------------------------------------
Supplemental data
---------------------------------------------------------
         Net assets, end of period (000 omitted)
---------------------------------------------------------
         Portfolio turnover rate
---------------------------------------------------------
         Average commission rate paid (b)
---------------------------------------------------------


                                                                                           YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------------
                                                             1992            1991            1990            1989           1988
                                                             ----            ----            ----            ----           ----

---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
---------------------------------------------------------
Income from investment operations
---------------------------------------------------------
         Net investment income
---------------------------------------------------------
         Net realized and unrealized gains (losses)
         on investments
---------------------------------------------------------
         Total from investment operations
---------------------------------------------------------
Less distributions
---------------------------------------------------------
         Dividends to shareholders from net
         investment income
---------------------------------------------------------
         Distributions to shareholders from net
         realized gains on investment transactions
---------------------------------------------------------
         Total distributions
---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------------
         Expenses
---------------------------------------------------------
         Net investment income
---------------------------------------------------------
         Expenses (a)
---------------------------------------------------------
         Net investment income (a)
---------------------------------------------------------
Supplemental data
---------------------------------------------------------
         Net assets, end of period (000 omitted)
---------------------------------------------------------
         Portfolio turnover rate
---------------------------------------------------------
         Average commission rate paid (b)
---------------------------------------------------------

(a) During the period certain fees were voluntarily waived. In the absence of such waiver, the effective ratio would have been as indicated.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

OBJECTIVE OF THE FUND
--------------------------------------------------------------------------------

The investment objectives and policies of the Fund appear below. The investment objectives of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the combined Statement of Additional Information.

CARDINAL FUND

The Fund's investment objective is long-term growth of capital and income. Current income is a secondary objective. The Fund pursues these investment objectives through selective participation in the long-term progress of business and industries. The Fund generally invests in equity securities of companies which, in the opinion of the Advisor, are growth-oriented.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest include, but are not limited to, the following:

o Common stocks which are exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million; and

o American Depositary Receipts ("ADRs"), provided that not more than 25% of the Fund's assets are invested in ADRs. (See "Foreign Investments").

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, warrants, put and call options, futures and options on futures, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Fund intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Fund will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous.

Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Fund may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. The Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

The Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC Options are two party contracts with price and terms negotiated between buyer and seller. In contract, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market, while OTC Options may not.

OTC Options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC Options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange-traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Fund may also purchase and sell stock index futures to hedge against changes in prices.

The Fund will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the Securities and Exchange Commission (the "SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid high-grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges to the extent permitted by the CFTC. Securities index futures contracts are based on indices that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may enter into securities index futures contracts to sell a securities index in an anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position, but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the Advisor believes that such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the a mount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custody (or the broker, if legally permitted) to collateralize the position and thereby ensure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of the Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the futures contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. There are several considerations relevant to the ability of the Fund to invest in ADRs. Differences between investing in foreign and U.S. companies include:

         o        less publicly available information about foreign companies;

         o the lack of uniform financial accounting standards applicable to foreign companies;

         o        less readily available market quotations on foreign companies;

         o differences in government regulations and supervision of foreign stock exchanges, brokers, listed companies, and banks;

         o differences in legal systems which may effect the ability to enforce contractual obligations or obtain court judgments;

         o generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely effect shareholder equity);

         o the likelihood that foreign securities may be less liquid or more volatile;

         o        foreign brokerage commissions may be higher;

         o        unreliable mail service between countries; and

         o political or financial changes which adversely effect investments in some countries (including possible governmental seizure or nationalization of assets).

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposits ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% of total assets as the Advisor in its judgment believes market conditions warrant, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

         o domestic issues of corporate debt obligations including variable rate demand notes;

         o        commercial paper and other money market instruments;

         o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

         o        instruments of domestic banks; and

         o        repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

COMMERCIAL PAPER. The Fund may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Fund may acquire instruments of domestic banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC").

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

EQUITY INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even ext ended periods of time. Because the Fund invests in both small and medium capitalization stocks, there are some additional risk factors associated with investment in the Fund. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. The Fund will not invest more than 5% of its total net assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).

In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small or medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's Advisor, subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

         ADVISORY FEES. The Advisor receives an investment advisory fee at annual rates equal to 0.60% of the Fund's average net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Advisor from time to time. The Advisor may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of January 31, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $118 billion.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, Fifth Third Investment Advisors, a division of Fifth Third Bank, manages five such pools with total assets of over $401 million. Fifth Third Bank has managed mutual funds since 1988.

         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         PORTFOLIO MANAGERS' BACKGROUND. John Bevilacqua has been primarily responsible for the day-to-day management of the Fund since its inception. Prior to that period, Mr. Bevilacqua was a Vice President and Portfolio Manager for The Ohio Company, where he managed The Cardinal Fund, the Fund's predecessor. Prior to joining The Ohio Company in October 1994, Mr. Bevilacqua served as Second Vice President
         - Investments for Midland Mutual Life Insurance Company. [Insert education and professional designations.]

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

The distributor may offer to pay financial institutions an amount equal to 1.00% of the net asset value of Investment C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), as amended, Investment A Shares and Investment C Shares may pay a fee to the distributor in an amount computed at an annual rate of up to 0.25% and 0.75%, respectively, of the average daily net assets of each class of shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. For Investment A Shares and Investment C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by shares under the Plan.

ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)

In addition, the Fund has entered into an Administrative Services Agreement with respect to Investment C Shares with Fifth Third Bank, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Investment C Shares to obtain certain administrative services for shareholders and for the maintenance of shareholder accounts ("Administrative Services"). Under the Administrative Services Agreement, Fifth Third Bank will either perform Administrative Services directly or will select certain firms to perform Administrative Services, for which such firms may receive all or a portion of the Administrative Services fee.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Administrative Services Agreement, BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

             MAXIMUM                          AVERAGE AGGREGATE DAILY
       ADMINISTRATIVE FEE                     NET ASSETS OF THE FUND
       ------------------                     ----------------------

             0.20%                            of the first $1 billion
             0.18%                            of the next $1 billion
             0.17%                            in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUND, INVESTMENT A SHARES AND INVESTMENT C SHARES

Holders of Investment A Shares and Investment C Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: registering the Fund and Investment A Shares and Investment C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Investment A Shares and Investment C Shares as classes are expenses under the Trust's Distribution Plan and fees for Administrative Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Investment A Shares and Investment C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Investment A Shares and Investment C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, Prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Investment A Shares and Investment C Shares; legal fees relating solely to Investment A Shares or Investment C Shares; and Trustees' fees incurred as a result of issues related solely to Investment A Shares or Investment C Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates daily. The net asset value for shares of the Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The Fund offers investors three classes of shares: Investment A Shares, Investment C Shares and Institutional Shares. A separate prospectus for Institutional Shares of the Fund can be obtained by contacting the Trust. Each of the share classes are subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Investment A Shares and Investment C Shares of the Fund are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of shares of the Fund, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund shares may not be available to investors in all states.

Shares of the Fund may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Trust. For certain investors in the Fund who obtained their shares as part of The Cardinal Group reorganization, special procedures for purchasing shares apply. See "Purchases by Former Cardinal Shares" below.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment may be made to the Trust's custodian either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the Trust.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

PURCHASES BY FORMER CARDINAL SHAREHOLDERS. Shareholders of the Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fund may purchase additional shares of the Fund by calling the Trust toll-free at ________________________ or by mailing a request to: Fountain Square Cardinal Fund, __________________________. Shareholders should call the Trust for assistance in purchasing by mail.

PURCHASES BY ALL OTHER INVESTORS. Investors other than former Cardinal shareholders may purchase shares of the Fund by contacting the Trust toll-free at (888) 799-5353. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Cardinal Fund (Name of Applicable Class of Shares). Investors not purchasing directly from the Trust should consult their financial institutions for wiring instructions.

ADDITIONAL INFORMATION

From time to time, shares of the Fund may be purchased by Fifth Third Bank, the Distributor, or the Administrator in connection with various promotions of the Fountain Square Funds. In these cases, Fifth Third Bank, the Distributor, or the Administrator will distribute Fund shares to existing or potential investors as an incentive to purchase the Fund.

In connection with the sale of shares of the Fund, the distributor may make certain payments to all dealers selling shares of the Fund which include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of shares of Funds in the Trust. Compensation may include payment for travel expenses, including lodging, to various locations for meeting or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: travel and lodging at non-business locations; tickets for entertainment events;

and merchandise. None of the aforesaid compensation is paid for by the Fund or its shareholders. In some cases, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling shares of the Fund, all or a portion of any applicable sales charge which it normally retains.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares of the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INVESTMENT A SHARES

Investment A Shares of the Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                             SALES CHARGE AS          SALES CHARGE AS
                                              A PERCENTAGE             A PERCENTAGE
                                                OF PUBLIC              OF NET AMOUNT
    AMOUNT OF TRANSACTION                    OFFERING PRICE              INVESTED
    ---------------------                    --------------              --------

Less than $50,000..........................      4.50%                     4.71%
$50,000 but less than $100,000.............      4.00%                     4.17%
$100,000 but less than $150,000............      3.00%                     3.09%
$150,000 but less than $250,000............      2.00%                     2.04%
$250,000 but less than $500,000............      1.00%                     1.01%
$500,000 or more...........................      0.00%                     0.00%

The net asset value for the Fund is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase shares are received. No orders to purchase or redeem shares are processed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Investment A Shares of the Fund may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and their spouses and children under 21; Fountain Square Fund Trustees; and registered representatives and employees of the distributor and broker-dealers who have entered into sales agreements with the distributor, as well as their spouses and children under 21.

DEALER CONCESSIONS. For sales of Investment A Shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will normally be retained by the distributor.

The sales charge for Investment A Shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of Investment A Shares.

REDUCING/ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Investment A Shares through:

         o        quantity discounts and accumulated purchases;

         o        signing a 13-month letter of intent;

         o Fifth Third Bank's Club 53, One Account Plus, One Account Gold, One Account Advantage, or One Account Platinum Programs;

         o purchases with proceeds from redemptions of unaffiliated mutual fund shares;

         o purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

         o        concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of the Fund's Investment A Shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Investment A Shares of the Fund is made, the distributor will aggregate such additional purchases with previous purchases of Investment A Shares of the Fund provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns Investment A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment A Shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund Investment A Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund Investment A Shares, is not purchased. In this event, an appropriate number of escrowed Investment A Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD, ONE ACCOUNT ADVANTAGE AND ONE ACCOUNT PLATINUM PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, One Account Advantage or One Account Platinum through Fifth Third Bank are eligible for a reduced sales charge on the purchase of Investment A Shares of the Fund. Shareholders should consult their Fifth Third Securities Representative for details about these account programs.

The reduced sales charges applicable to the accounts are as follows:


                                             SALES CHARGE AS          SALES CHARGE AS
                                              A PERCENTAGE             A PERCENTAGE
                                                OF PUBLIC              OF NET AMOUNT
    AMOUNT OF TRANSACTION                    OFFERING PRICE              INVESTED
    ---------------------                    --------------              --------

Less than $50,000......................          3.97%                     4.13%
$50,000-$99,999........................          3.47%                     3.59%
$100,000-$149,999......................          2.47%                     2.53%
$150,000-$249,999......................          1.47%                     1.49%
$250,000-$499,999......................          0.47%                     0.47%
$500,000 or more.......................          0.00%                     0.00%

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase Investment A Shares of the Fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Trust must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase Investment A Shares of the Fund at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Fund in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in Investment A Shares of one of the Funds of the Trust with a sales charge, and $30,000 in Investment A Shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, the Trust must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Trust will reduce the sales charge after it confirms the purchases.

INVESTING IN INVESTMENT C SHARES

Investment C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge." Investment C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Investment A Shares of the Fund due to the imposition of the 12b-1 fee and the Administrative Services fee.

No orders to purchase or redeem Investment C Shares are processed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Fund, they are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact the Trust.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Trust, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting the Trust.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the Trust.

Dividends are paid to all shareholders who are invested in the Fund on its record date. The Fund's dividends are declared and paid quarterly.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange Investment A Shares or Investment C Shares of the Fund for shares of the same class of any of the other Funds in the Trust, including those not offered by this Prospectus, by calling the Trust toll-free at (888) 799-5353 or by sending a written request to the Trust.

Shareholders of the Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fund must open an account with Fifth Third Securities, Inc. to facilitate exchanges. No charge will be imposed to open the account, but other transactions not involving exchanges among Funds of the Trust may carry charges. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Investment A Shares or Investment C Shares of the Fund for shares of the same class of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges involving other non-money market funds of the Trust must be received by the Trust prior to 2:30 p.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving any of the Trust's money market funds must be received by 11:00 a.m. (Eastern time). Orders received prior to the applicable cut-off time will be executed as of the close of business that day. Orders for exchanges received after the applicable cut-off time on any business day will be executed at the close of the next business day.

When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange. When exchanging into and out of Investment C Shares of the Funds in the Trust, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a Prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems Investment A Shares and Investment C Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Telephone or written requests for redemption must be received in proper form as described below and can be made through a shareholder's financial representative or directly through the Trust. For investors who obtained shares of the Fund as part of The Cardinal Fund reorganization, special procedures apply.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE

Investment A Shares and Investment C Shares may be redeemed in any amount by calling the Trust, provided that the Trust has received a properly completed authorization form. Shareholders of the Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fund may redeem shares of the Fund by calling the Trust toll-free at __________________. All other shareholders may redeem their shares by calling the Trust toll-free at
(888) 799-5353. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received by the Trust before 2:30 p.m. (Eastern time), a check will be sent to the address of record. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days after receipt of a proper request for redemption has been received, provided the Trust has received payment for the shares being redeemed. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must be completed. Authorization forms and information on this service are available from the Trust or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

Shareholders of the Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fund may redeem shares of the Fund by sending a written request to:

                           Fountain Square Cardinal Fund Redemptions

                           -----------------------------------------

                           -----------------------------------------

All other shareholders may redeem shares by sending a written request to:

                           Fifth Third Bank
                           Fountain Square Funds Redemptions 1090EC
                           38 Fountain Square Plaza
                           Cincinnati, Ohio  45263

The written request should include the shareholder's name, the Fund and applicable Class name, the account number, the share or dollar amount requested and the proper endorsement. Shareholders should call the applicable telephone number for the Trust for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the FDIC;

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his or her financial representative or by contacting the Trust. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program. A contingent deferred sales charge may be imposed on Investment C Shares redeemed under the Program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Investment C Shares from their Fund account within one full year of the purchase date of those shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Investment C Shares at the time of purchase or the net asset value of the redeemed Investment C Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than one full year from the date of purchase; (3) shares held for fewer than one full year from the date of purchase, on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund shares for shares of other funds in the Trust (see "Exchanges"). Any contingent deferred sales charge imposed at the time the exchanged for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from shares.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of a shareholder; (2) redemptions representing distributions from an Individual Retirement Account or other retirement plan to a shareholder; and (3) involuntary redemptions by the Fund of shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of shares held by Directors, employees and registered representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons.

The Trustees reserve the right to discontinue any elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Investment C Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's Prospectus at the time of the purchase of the shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify the transfer agent in writing that he is entitled to such elimination.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of __________________, 1998, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Trust's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund will advertise total return and yield, including Predecessor Fund performance as described above, for each class of shares.

Total return represents the change, over a specified period of time, in the value of an investment in each class of shares of the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales load which, if excluded, would increase the total return and yield.

From time to time, advertisements for each class of shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of shares to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Fountain Square Cardinal Fund
                                                     c/o Fifth Third Bank
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------
Investment Advisor
         Fifth Third Bank
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------
Custodian, Transfer Agent, Dividend Disbursing Agent, and
Sub-Administrator
         Fifth Third Bank                            38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
--------------------------------------------------------------------------------
Distributor and Administrator
         BISYS Fund Services, L.P.                   3435 Stelzer Road
                                                     Columbus, Ohio 43219
--------------------------------------------------------------------------------
Independent Auditors
         Ernst & Young LLP                           1300 Chiquita Center
                                                     250 East Fifth Street
                                                     Cincinnati, Ohio 45202
--------------------------------------------------------------------------------

                          FOUNTAIN SQUARE CARDINAL FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                               INVESTMENT A SHARES

                               INVESTMENT C SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION





The Investment A Shares and Investment C Shares of Fountain Square Cardinal Fund (the "Fund") represent interests in a diversified portfolio of securities of Fountain Square Funds (the "Trust"). This combined Statement of Additional Information should be read with the Prospectus for Investment A Shares and Investment C Shares dated May ___, 1998. This Statement is not a prospectus itself. To receive a copy of the Prospectus, please write the Trust or call toll-free, (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

                          Statement dated May ___, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GENERAL INFORMATION ABOUT THE TRUST........................................  1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND.............................  1
         Types of Investments..............................................  1
         When-Issued and Delayed Delivery Transactions.....................  4
         Repurchase Agreements.............................................  4
         Reverse Repurchase Agreements.....................................  5
         Lending of Portfolio Securities...................................  5
         Restricted And Illiquid Securities................................  5
         Portfolio Turnover................................................  6
         Investment Limitations............................................  6

FOUNTAIN SQUARE FUNDS MANAGEMENT...........................................  9
         Officers and Trustees.............................................  9
         Trust Ownership................................................... 10
         Trustees' Compensation............................................ 10
         Trustee Liability................................................. 11

INVESTMENT ADVISORY SERVICES............................................... 11
         Advisor to the Fund............................................... 11
         Advisory Fees..................................................... 11

ADMINISTRATIVE SERVICES.................................................... 11
         Transfer Agent and Dividend Disbursing Agent...................... 12

BROKERAGE TRANSACTIONS..................................................... 12

PURCHASING SHARES.......................................................... 13
         Distribution Plan and Administrative Services Agreement
         (Investment C Shares Only)........................................ 13
         Conversion to Federal Funds....................................... 13
         Exchanging Securities for Fund Shares............................. 14

DETERMINING NET ASSET VALUE................................................ 14
         Determining Market Value of Securities............................ 14
         Use of Amortized Cost............................................. 15

REDEEMING SHARES........................................................... 15
         Redemption in Kind................................................ 15

TAX STATUS................................................................. 15
         The Fund's Tax Status............................................. 15
         Shareholders' Tax Status.......................................... 16
         Capital Gains..................................................... 16

TOTAL RETURN............................................................... 16

YIELD...................................................................... 16

PERFORMANCE COMPARISONS.................................................... 16

APPENDIX................................................................... 19

GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This combined Statement of Additional Information relates only to Investment A Shares and Investment C Shares of the Fountain Square Cardinal Fund (the "Fund"). The Fund is advised by Fifth Third Bank (the "Advisor").

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND
--------------------------------------------------------------------------------

The Prospectus discusses the objectives of the Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Fund's investment policies in the Prospectus. The Fund's investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS

                  The Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         FUTURES AND OPTIONS TRANSACTIONS

                  The Fund may engage in futures and options transactions as described below to the extent consistent with its investment objectives and policies.

                  As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.

                  The Fund will maintain its position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

                  FUTURES CONTRACTS. The Fund may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

                  Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

                  The purpose of the acquisition or sale of a futures contract by the Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

                  STOCK INDEX OPTIONS. The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

                  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

                  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates.

                  Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

                  Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

                  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may write listed call options or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

                  In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of the Fund's portfolio securities.

                  Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.

                  LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If the Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                  "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

                  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

                  The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

                  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

                  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Fund may also write covered call options to generate income. As the writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

                  OVER-THE-COUNTER OPTIONS. The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

         WARRANTS

                  The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take actual or constructive possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Fund believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         o        dealer undertakings to make a market in the security: and

         o the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. Although the Fund's portfolio turnover rate cannot be predicted, it is expected to be less than 100% for the current fiscal year.

INVESTMENT LIMITATIONS

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

                  The Fund will not issue senior securities except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         SELLING SHORT AND BUYING ON MARGIN

                  The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

                  The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS

                  The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund's assets.

         LENDING CASH OR SECURITIES

                  The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions permitted by the Fund's investment objectives, policies, and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES

                  The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts, except to the extent that the Fund may engage in transactions involving futures contracts or options on futures contracts.

         INVESTING IN REAL ESTATE

                  The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS

                  With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

         CONCENTRATION OF INVESTMENTS

                  The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

         UNDERWRITING

                  The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The above limitations cannot be changed with respect to the Fund without approval of the holders of a majority of the Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

         INVESTING IN RESTRICTED SECURITIES

                  The Fund will not invest more than 10% of the value of its net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN ILLIQUID SECURITIES

                  The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

                  The Fund will limit its investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN NEW ISSUERS

                  The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

                  The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         INVESTING IN MINERALS

                  The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

         ARBITRAGE TRANSACTIONS

                  The Fund will not enter into transactions for the purpose of engaging in arbitrage.

         PURCHASING SECURITIES TO EXERCISE CONTROL

                  The Fund will not purchase securities of a company for the purpose of exercising control or management.

         INVESTING IN WARRANTS

                  The Fund may not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.

Except with respect to the Fund's policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

--------------------------------------------------------------------------------

Albert E. Harris
5905 Graves Road
Cincinnati, OH  45243
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993)

--------------------------------------------------------------------------------

Edward Burke Carey
394 East Town Street
Columbus, OH  43215
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors

--------------------------------------------------------------------------------

Lee A. Carter
425 Walnut Street
Cincinnati, OH  45202
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993)

--------------------------------------------------------------------------------

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc..

--------------------------------------------------------------------------------

Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.

--------------------------------------------------------------------------------

TRUST OWNERSHIP

As of the date of this Statement of Additional Information, for each class of shares of the Fund, officers and Trustees own less than 1% of the outstanding shares of the Fund and there are no persons known to be beneficial owners of more than 5% of the Fund's outstanding Investment A Shares or Investment C Shares.

TRUSTEES' COMPENSATION

NAME                                        AGGREGATE
POSITION WITH                               COMPENSATION FROM
TRUST                                       TRUST*+

--------------------------------------------------------------------------------
Edward Burke Carey
Trustee                                     $7,800

Lee A. Carter
Trustee                                     $6,600

Albert E. Harris
Trustee, Chairman of the Board              $9,800


*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISOR TO THE FUND

The Advisor to the Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, the Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the Prospectus.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provides administrative personnel and services to the Fund for the fees set forth in the Prospectus. Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund, for which it receives compensation from BISYS Fund Services L.P.

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor will look for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

         o        advice as to the advisability of investing in securities;

         o        security analysis and reports;

         o        economic studies;

         o        industry studies;

         o        receipt of quotations for portfolio evaluations; and

         o        similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Advisor, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Investment A Shares and Investment C Shares of the Fund are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares or Investment C Shares of the Fund is explained in the Prospectus under "Investing in the Fund."

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES
ONLY)

With respect to Investment A Shares and Investment C Shares of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Fund and its shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Pursuant to the Plan, with respect to Investment A Shares, the Fund is authorized to pay the distributor a monthly distribution fee computed at an annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of the Fund held during the month.

Pursuant to the Plan, with respect to Investment C Shares, the Fund is authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of the Fund held during the month.

With respect to Investment C Shares, the Fund may enter into an Administrative Services Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Fund may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of the Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by Fifth Third Bank.

The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Fund on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset values of the Fund generally change each day. The days on which the net asset value is calculated by the Fund are described in the Prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o        for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS
--------------------------------------------------------------------------------

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o        invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

TOTAL RETURN
--------------------------------------------------------------------------------

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD
--------------------------------------------------------------------------------

The Fund may advertise SEC yields for Investment A Shares and Investment C Shares of the Fund.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The Fund's performance depends upon such variables as:

         o        portfolio quality;

         o        average portfolio maturity;

         o        type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o        changes in the Fund's expenses; and

         o        various other factors

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

         o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly/quarterly reinvestment of dividends over a specified period of time.

As of the date of this Statement of Additional Information, no historical performance of the Fund was available. The Fund, however, expects to quote total returns of The Cardinal Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Cardinal Fund, calculated as described in the Prospectus for the Fund for the period between October 1, 1988 and the commencement of operations of the Fund.

Advertisements may quote performance information for the Fund which does not reflect the effect of the sales load.

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FOUNTAIN SQUARE CARDINAL FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of the Fountain Square Cardinal Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios of the Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

This Prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this Prospectus for future reference.

Additional Information about Institutional Shares of the Fund is contained in the Fund's Statement of Additional Information for Institutional Shares, dated May ___, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Trust or calling toll-free (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






Prospectus dated May ___, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

EXPENSES OF THE FUND
INSTITUTIONAL SHARES......................................................  1

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES...............................  2

OBJECTIVE OF THE FUND.....................................................  2
         Cardinal Fund....................................................  2
                  Acceptable Investments..................................  2
                  Investment Limitations..................................  3

PORTFOLIO INVESTMENTS AND STRATEGIES......................................  3
         Borrowing Money..................................................  3
         Diversification..................................................  3
         Restricted and Illiquid Securities...............................  3
         Repurchase Agreements............................................  4
         When-Issued and Delayed Delivery Transactions....................  4
         Lending of Portfolio Securities..................................  4
         Options and Futures..............................................  4
         Foreign Investments..............................................  6
         Temporary Investments............................................  7
                  Commercial Paper........................................  7
                  Bank Instruments........................................  8
         Equity Investment Risks..........................................  8

FOUNTAIN SQUARE FUNDS INFORMATION.........................................  8
         Management of the Fund...........................................  8
                  Board of Trustees.......................................  8
                  Investment Advisor......................................  8
                  Advisory Fees...........................................  8
                  Advisor's Background....................................  8
                  Portfolio Managers' Background..........................  9
         Distribution of Shares of the Fund...............................  9
         Payments to Financial Institutions...............................  9
         Administration of the Fund.......................................  9
                  Administrative Services.................................  9
         Custodian, Transfer Agent and Dividend Disbursing
         Agent............................................................ 10
         Independent Auditors............................................. 10
         Expenses of the Fund and Institutional Shares.................... 10
         Brokerage Transactions........................................... 10



NET ASSET VALUE........................................................... 10

INVESTING IN THE FUND..................................................... 11
         Share Purchases.................................................. 11
         Additional Information........................................... 11
         Minimum Investment Required...................................... 12
         Investing In Institutional Shares................................ 12
         Exchanging Securities for Fund Shares............................ 12
         Systematic Investment Program.................................... 12
         Certificates and Confirmations................................... 12
         Dividends and Capital Gains...................................... 12

EXCHANGES................................................................. 13

REDEEMING SHARES.......................................................... 13
         Systematic Withdrawal Program.................................... 14
         Accounts with Low Balances....................................... 14

SHAREHOLDER INFORMATION................................................... 14
         Voting Rights.................................................... 14
         Massachusetts Law................................................ 15

EFFECT OF BANKING LAWS.................................................... 15

TAX INFORMATION........................................................... 15
         Federal Income Tax............................................... 15

PERFORMANCE INFORMATION................................................... 16

ADDRESSES................................................................. 17

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS, AND ANNUAL REPORTS

In order to reduce expenses of the Fountain Square Funds incurred in connection with the mailing of Prospectuses, semi-annual reports and annual reports to multiple shareholders at the same address, Fountain Square Funds may in the future deliver one copy of a Prospectus, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own Prospectuses, semi-annual reports and annual reports, please call the Trust toll-free at 1-888-799-5353.

EXPENSES OF THE FUND
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..... None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).................. None
Redemption Fees (as a percentage of amount redeemed, if applicable)............. None
Exchange Fee.................................................................... None


                              INSTITUTIONAL SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

Management Fees..........................................................0.60%
Other Expenses (after waivers) (1).......................................0.19%
         Total Institutional Shares Operating Expenses (2)...............0.79%

(1) Other expenses for the Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(2) Total Institutional Shares Operating Expenses for the Fund are estimated to be 0.89%, absent the voluntary waiver of a portion of the administration fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------

You would pay the following expenses on a $1,000 investment in Institutional Shares, assuming (1) 5% annual return; and (2) redemption at the end of each time period. Institutional Shares charge no redemption fees or sales charges.


1 Year..............................................   $ 8

3 Years.............................................   $25


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE CARDINAL FUND
FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Fund expects to quote total returns that include performance of The Cardinal Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Cardinal Fund. The Predecessor Fund was advised by John Bevilacqua of Cardinal Management Corp. ("Cardinal"), a wholly-owned subsidiary of The Ohio Company. Pursuant to an Agreement and Plan of Merger, dated December 22, 1997, The Ohio Company became a subsidiary of Fifth Third Bancorp, the parent company of Fifth Third Bank, the Fund's advisor the ("Advisor"). The Fund will be managed by Mr. Bevilacqua with the same investment objective and substantially identical investment policies as the Predecessor Fund. Holders of Institutional Shares of the Predecessor Fund will receive Institutional Shares of the Fountain Square Cardinal Fund in exchange for their shares as part of a fund reorganization.

The Fund expects to quote total returns that include performance of the Predecessor Fund for the period between October 1, 1988 and the commencement of the Fund's operations. All performance figures quoted for Institutional Shares of the Fund will be adjusted to reflect the deduction of fees associated with the Fund (excluding waivers or reimbursements) and will reflect the reinvestment of all dividends and capital gains distributions.

OBJECTIVE OF THE FUND
--------------------------------------------------------------------------------

The investment objectives and policies of the Fund appear below. The investment objectives of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the combined Statement of Additional Information.

CARDINAL FUND

The Fund's investment objective is long-term growth of capital and income. Current income is a secondary objective. The Fund pursues these investment objectives through selective participation in the long-term progress of business and industries. The Fund generally invests in equity securities of companies which, in the opinion of the Advisor, are growth-oriented.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest include, but are not limited to, the following:

o Common stocks which are exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million; and

o American Depositary Receipts ("ADRs"), provided that not more than 25% of the Fund's assets are invested in ADRs. (See "Foreign Investments").

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, warrants, put and call options, futures and options on futures, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Fund intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Fund will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Fund may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. The Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

The Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC Options are two party contracts with price and terms negotiated between buyer and seller. In contract, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market, while OTC Options may not.

OTC Options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC Options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange-traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Fund may also purchase and sell stock index futures to hedge against changes in prices.

The Fund will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by the Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the Securities and Exchange Commission (the "SEC"), with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid high-grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Fund may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges to the extent permitted by the CFTC. Securities index futures contracts are based on indices that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may enter into securities index futures contracts to sell a securities index in an anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, the Fund will purchase such securities upon termination of the futures position, but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. The Fund may also invest in securities index futures contracts when the Advisor believes that such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. The Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. The Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custody (or the broker, if legally permitted) to collateralize the position and thereby ensure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of the Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the futures contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by the Fund and the prices of the futures and options thereon relating to the securities purchased or sold by the Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. There are several considerations relevant to the ability of the Fund to invest in ADRs. Differences between investing in foreign and U.S. companies include:

         o        less publicly available information about foreign companies;

         o the lack of uniform financial accounting standards applicable to foreign companies;

         o        less readily available market quotations on foreign companies;

         o differences in government regulations and supervision of foreign stock exchanges, brokers, listed companies, and banks;


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         o        differences in legal systems which may effect the ability to enforce contractual obligations or obtain court judgments;

         o generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely effect shareholder equity);

         o the likelihood that foreign securities may be less liquid or more volatile;

         o        foreign brokerage commissions may be higher;

         o        unreliable mail service between countries; and

         o political or financial changes which adversely effect investments in some countries (including possible governmental seizure or nationalization of assets).

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposits ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% of total assets as the Advisor in its judgment believes market conditions warrant, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

         o domestic issues of corporate debt obligations including variable rate demand notes;

         o        commercial paper and other money market instruments;

         o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

         o        instruments of domestic banks; and

         o        repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

COMMERCIAL PAPER. The Fund may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Fund may acquire instruments of domestic banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC").

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

EQUITY INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. Because the Fund invests in both small and medium capitalization stocks, there are some additional risk factors associated with investment in the Fund. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. The Fund will not invest more than 5% of its total net assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).

In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small or medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's Advisor, subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

         ADVISORY FEES. The Advisor receives an investment advisory fee at annual rates equal to 0.60% of the Fund's average net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Advisor from time to time. The Advisor may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of January 31, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $118 billion.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, Fifth Third Investment Advisors, a division of Fifth Third Bank, manages five such pools with total assets of over $401 million. Fifth Third Bank has managed mutual funds since 1988.

         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         PORTFOLIO MANAGERS' BACKGROUND. John Bevilacqua has been primarily responsible for the day-to-day management of the Fund since its inception. Prior to that period, Mr. Bevilacqua was a Vice President and Portfolio Manager for The Ohio Company, where he managed The Cardinal Fund, the Fund's predecessor. Prior to joining The Ohio Company in October 1994, Mr. Bevilacqua served as Second Vice President Investments for Midland Mutual Life Insurance Company. [Insert education and professional designations.]

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

       MAXIMUM                                  AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE                             NET ASSETS OF THE FUND
 ------------------                             ----------------------

       0.20%                                    of the first $1 billion
       0.18%                                    of the next $1 billion
       0.17%                                    in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the Fund and Institutional Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, there are no expenses which are allocated specifically to Institutional Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of Institutional Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, Prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Institutional Shares; legal fees relating solely to Institutional Shares; and Trustees' fees incurred as a result of issues related solely to Institutional Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates daily. The net asset value for shares of the Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The Fund offers investors three classes of shares: Investment A Shares, Investment C Shares and Institutional Shares. A separate combined prospectus for Investment A Shares and Investment C Shares of the Fund can be obtained by contacting the Trust. Each of the share classes are subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Institutional Shares of the Fund are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Institutional Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. Purchases of Fund shares may not be available to investors in all states.

Institutional Shares of the Fund may be purchased either through: the Trust Department of Fifth Third Bank; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; or broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own account or the accounts of their clients for a management, consulting or other fee.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment may be made to the Trust's custodian either by check or by federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the Trust. Orders must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; for credit to: (shareholder name and account number); for further credit to: Fountain Square Cardinal Fund - Institutional Shares. Investors should consult their financial institutions for wiring instructions.

ADDITIONAL INFORMATION

From time to time, shares of the Funds may be purchased by the Fifth Third Bank, the Distributor, or the Administrator in connection with various promotions of the Fountain Square Funds. In these cases, Fifth Third Bank, the Distributor, or the Administrator will distribute Fund shares to existing or potential investors as an incentive to purchase the Fund.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares of the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INSTITUTIONAL SHARES

Institutional Shares of the Fund are sold at their net asset value next determined after an order is received. The net asset value for the Fund is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received. No orders to purchase or redeem shares are processed on the following holidays: New Years Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Fund, they are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact the Trust.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Trust, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting the Trust.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional Institutional Shares on payment dates at the ex-dividend date net asset value unless cash payments are requested by shareholders by writing to the Fund.

Dividends are paid to all shareholders who are invested in the Fund on its record date. The Fund's dividends are declared and paid quarterly.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange Institutional Shares of the Fund for shares of the same class of any of the other Funds in the Trust, including those not offered by this Prospectus, by calling or sending a written request to the Trust.

Shareholders may exchange Institutional Shares of the Fund for Institutional Shares of any of the other Funds in the Trust, including those not offered by this Prospectus, by contacting the financial institution responsible for the account. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Institutional Shares of the Fund for Institutional Shares of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges involving other non-money market funds of the Trust must be received by the Trust prior to 2:30 p.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving any of the Trust's money market funds must be received by 11:00 a.m. (Eastern time). Orders which are received prior to the applicable cut-off time will be executed as of the close of business that day. Orders for exchanges received after the applicable cut-off time on any business day will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a Prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems Institutional Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Requests for redemption must be received in proper form as described below and must be made through a shareholder's financial representative.

Orders must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the FDIC;

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his or her financial representative.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of _________________, 1998, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund will advertise total return and yield, including Predecessor Fund performance as described above, for Institutional Shares of the Fund.

Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares of the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Institutional Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for each class of shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of shares to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Fountain Square Cardinal Fund
                                                        c/o Fifth Third Bank
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio  45263
--------------------------------------------------------------------------------
Investment Advisor
         Fifth Third Bank
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio  45263
--------------------------------------------------------------------------------
Custodian, Transfer Agent, Dividend Disbursing Agent, and
Sub-Administrator
         Fifth Third Bank                               38 Fountain Square Plaza
                                                        Cincinnati, Ohio  45263
--------------------------------------------------------------------------------
Distributor and Administrator
         BISYS Fund Services, L.P.                      3435 Stelzer Road
                                                        Columbus, Ohio 43219
--------------------------------------------------------------------------------
Independent Auditors
         Ernst & Young LLP                              1300 Chiquita Center
                                                        250 East Fifth Street
                                                        Cincinnati, Ohio 45202
--------------------------------------------------------------------------------

                          FOUNTAIN SQUARE CARDINAL FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                              INSTITUTIONAL SHARES

                       STATEMENT OF ADDITIONAL INFORMATION





The Institutional Shares of Fountain Square Cardinal Fund (the "Fund") represent interests in a diversified portfolio of securities of Fountain Square Funds (the "Trust"). This Statement of Additional Information should be read with the Prospectus for Institutional Shares dated May ___, 1998. This Statement is not a prospectus itself. To receive a copy of the Prospectus, please write the Trust or call toll-free, (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

                                           Statement dated May ___, 1998

TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------------

         GENERAL INFORMATION ABOUT THE TRUST....................................................................  1

         INVESTMENT OBJECTIVES AND POLICIES OF THE FUND.........................................................  1
                  Types of Investments..........................................................................  1
                  When-Issued and Delayed Delivery Transactions.................................................  4
                  Repurchase Agreements.........................................................................  4
                  Reverse Repurchase Agreements.................................................................  5
                  Lending of Portfolio Securities...............................................................  5
                  Restricted And Illiquid Securities............................................................  5
                  Portfolio Turnover............................................................................  6
                  Investment Limitations........................................................................  6

         FOUNTAIN SQUARE FUNDS MANAGEMENT.......................................................................  9
                  Officers and Trustees.........................................................................  9
                  Trust Ownership............................................................................... 10
                  Trustees' Compensation........................................................................ 10
                  Trustee Liability............................................................................. 11

         INVESTMENT ADVISORY SERVICES........................................................................... 11
                  Advisor to the Fund........................................................................... 11
                  Advisory Fees................................................................................. 11

         ADMINISTRATIVE SERVICES................................................................................ 11
                  Transfer Agent and Dividend Disbursing Agent.................................................. 12

         BROKERAGE TRANSACTIONS................................................................................. 12

         PURCHASING SHARES...................................................................................... 13
                  Conversion to Federal Funds................................................................... 13
                  Exchanging Securities for Fund Shares......................................................... 13

         DETERMINING NET ASSET VALUE............................................................................ 13
                  Determining Market Value of Securities........................................................ 13
                  Use of Amortized Cost......................................................................... 14

         REDEEMING SHARES....................................................................................... 14
                  Redemption in Kind............................................................................ 14

         TAX STATUS............................................................................................. 14
                  The Fund's Tax Status......................................................................... 14
                  Shareholders' Tax Status...................................................................... 15
                  Capital Gains................................................................................. 15

         TOTAL RETURN........................................................................................... 15

         YIELD.................................................................................................. 15

         PERFORMANCE COMPARISONS................................................................................ 16

         APPENDIX............................................................................................... 18


GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This Statement of Additional Information relates only to Institutional Shares of the Fountain Square Cardinal Fund (the "Fund"). The Fund is advised by Fifth Third Bank (the "Advisor").


INVESTMENT OBJECTIVES AND POLICIES OF THE FUND
--------------------------------------------------------------------------------

The Prospectus discusses the objectives of the Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Fund's investment policies in the Prospectus. The Fund's investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS

                  The Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         FUTURES AND OPTIONS TRANSACTIONS

                  The Fund may engage in futures and options transactions as described below to the extent consistent with its investment objectives and policies.

                  As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.

                  The Fund will maintain its position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

                  FUTURES CONTRACTS. The Fund may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

                  Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

                  The purpose of the acquisition or sale of a futures contract by the Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

                  STOCK INDEX OPTIONS. The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

                  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

                  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates.

                  Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

                  Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

                  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may write listed call options or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

                  In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of the Fund's portfolio securities.

                  Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.

                  LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If the Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                  "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

                  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

                  The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

                  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

                  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Fund may also write covered call options to generate income. As the writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

                  OVER-THE-COUNTER OPTIONS. The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

         WARRANTS

                  The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take actual or constructive possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Fund believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         o        dealer undertakings to make a market in the security: and

         o the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. Although the Fund's portfolio turnover rate cannot be predicted, it is expected to be less than 100% for the current fiscal year.

INVESTMENT LIMITATIONS

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

                  The Fund will not issue senior securities except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         SELLING SHORT AND BUYING ON MARGIN

                  The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

                  The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS

                  The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund's assets.

         LENDING CASH OR SECURITIES

                  The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions permitted by the Fund's investment objectives, policies, and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES

                  The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts, except to the extent that the Fund may engage in transactions involving futures contracts or options on futures contracts.

         INVESTING IN REAL ESTATE

                  The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS

                  With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

         CONCENTRATION OF INVESTMENTS

                  The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

         UNDERWRITING

                  The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The above limitations cannot be changed with respect to the Fund without approval of the holders of a majority of the Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

         INVESTING IN RESTRICTED SECURITIES

                  The Fund will not invest more than 10% of the value of its net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN ILLIQUID SECURITIES

                  The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

                  The Fund will limit its investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN NEW ISSUERS

                  The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND
           TRUSTEES OF THE TRUST

                  The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         INVESTING IN MINERALS

                  The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

         ARBITRAGE TRANSACTIONS

                  The Fund will not enter into transactions for the purpose of engaging in arbitrage.

         PURCHASING SECURITIES TO EXERCISE CONTROL

                  The Fund will not purchase securities of a company for the purpose of exercising control or management.

         INVESTING IN WARRANTS

                  The Fund may not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.

Except with respect to the Fund's policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

--------------------------------------------------------------------------------

Albert E. Harris
5905 Graves Road
Cincinnati, OH  45243
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993)

--------------------------------------------------------------------------------

Edward Burke Carey
394 East Town Street
Columbus, OH  43215
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors

--------------------------------------------------------------------------------

Lee A. Carter
425 Walnut Street
Cincinnati, OH  45202
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.

--------------------------------------------------------------------------------

TRUST OWNERSHIP

As of the date of this Statement of Additional Information, for each class of shares of the Fund, officers and Trustees own less than 1% of the outstanding shares of the Fund and there are no persons known to be beneficial owners of more than 5% of the Fund's outstanding Institutional Shares.

TRUSTEES' COMPENSATION

NAME                                        AGGREGATE
POSITION WITH                               COMPENSATION FROM
TRUST                                       TRUST*+

--------------------------------------------------------------------------------
Edward Burke Carey
Trustee                                     $7,800

Lee A. Carter
Trustee                                     $6,600

Albert E. Harris
Trustee, Chairman of the Board              $9,800


* Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+ The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISOR TO THE FUND

The Advisor to the Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, the Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the Prospectus.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provides administrative personnel and services to the Fund for the fees set forth in the Prospectus. Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund, for which it receives compensation from BISYS Fund Services L.P.

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor will look for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

         o        advice as to the advisability of investing in securities;

         o        security analysis and reports;

         o        economic studies;

         o        industry studies;

         o        receipt of quotations for portfolio evaluations; and

         o        similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Advisor, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Institutional Shares of the Fund are sold at their net asset value on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Institutional Shares of the Fund is explained in the Prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of the Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by Fifth Third Bank.

The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Fund on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset values of the Fund generally change each day. The days on which the net asset value is calculated by the Fund are described in the Prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o        for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS
--------------------------------------------------------------------------------

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o        invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

TOTAL RETURN
--------------------------------------------------------------------------------

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD
--------------------------------------------------------------------------------

The Fund may advertise SEC yields for Institutional Shares of the Fund.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The Fund's performance depends upon such variables as:

         o        portfolio quality;

         o        average portfolio maturity;

         o        type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o        changes in the Fund's expenses; and

         o        various other factors

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

         o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly/quarterly reinvestment of dividends over a specified period of time.

As of the date of this Statement of Additional Information, no historical performance of the Fund was available. The Fund, however, expects to quote total returns of The Cardinal Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Cardinal Fund, calculated as described in the Prospectus for the Fund for the period between October 1, 1988 and the commencement of operations of the Fund.

Advertisements may quote performance information for the Fund which does not reflect the effect of the sales load.

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
 DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FOUNTAIN SQUARE TAX EXEMPT FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INVESTMENT A SHARES

PROSPECTUS

The Investment A Shares of Fountain Square Tax Exempt Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term high-grade municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes to maximize current income exempt from federal tax while preserving capital and maintaining liquidity.

This Prospectus contains the information you should read and know before you invest in Investment A Shares of the Fund. Keep this Prospectus for future reference.

The Fund has also filed a combined Statement of Additional Information for Investment A Shares and Institutional Shares, dated May ___, 1998, with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Trust or calling toll-free (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. THE CHARACTERISTICS OF SHORT-TERM MUNICIPAL SECURITIES IN WHICH THE FUND INVESTS ARE SUCH THAT THE PRICE AND STABILITY OF THE FUND MAY NOT BE EQUAL TO THAT OF OTHER MONEY MARKET FUNDS WHICH INVEST IN TAXABLE SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May ___, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS, AND ANNUAL REPORTS

In order to reduce expenses of the Fountain Square Funds incurred in connection with the mailing of prospectuses, semi-annual reports and annual reports to multiple shareholders at the same address, Fountain Square Funds may in the future deliver one copy of a prospectus, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, semi-annual reports and annual reports, please call the Trust toll-free at 1-888-799-5353.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES........................................................................................  1

FINANCIAL HIGHLIGHTS-INVESTMENT A SHARES........................................................................  2

GENERAL INFORMATION.............................................................................................  3

INVESTMENT INFORMATION..........................................................................................  3
          Investment Objective..................................................................................  3
          Investment Policies...................................................................................  3
                   Acceptable Investments.......................................................................  3
                   Characteristics..............................................................................  3
                   Variable Rate Demand Municipal Securities....................................................  4
                   Participation Interests......................................................................  4
                   Municipal Leases.............................................................................  4
                   Municipal Securities.........................................................................  4
                   When-Issued and Delayed Delivery Transactions................................................  5
                   Lending of Portfolio Securities..............................................................  5
          Temporary Investments.................................................................................  5
          Investment Limitations................................................................................  6

FOUNTAIN SQUARE FUNDS INFORMATION...............................................................................  6
         Management of the Trust................................................................................  6
                  Board of Trustees.............................................................................  6
                  Investment Advisor............................................................................  6
                           Advisory Fees........................................................................  6
                           Advisor's Background.................................................................  6
         Distribution of Shares of the Fund.....................................................................  7
         Distribution Plan......................................................................................  7
         Other Payments to Financial Institutions...............................................................  7
         Administration of the Fund.............................................................................  8
                  Administrative Services.......................................................................  8
                  Custodian, Transfer Agent and Dividend Disbursing Agent.......................................  8
                  Independent Auditors..........................................................................  8

NET ASSET VALUE.................................................................................................  8

INVESTING IN THE FUND...........................................................................................  8
         Share Purchases........................................................................................  9
                  Purchases by Former Cardinal Shareholders.....................................................  9
                  Purchases by All Other Investors..............................................................  9
         Additional Information.................................................................................  9
         Minimum Investment Required............................................................................ 10
         Investing in Investment A Shares....................................................................... 10
         Certificates and Confirmations......................................................................... 10
         Dividends.............................................................................................. 10
         Capital Gains.......................................................................................... 10

EXCHANGES....................................................................................................... 10

REDEEMING SHARES................................................................................................ 11
         By Telephone........................................................................................... 11
         By Mail................................................................................................ 12
         Accounts with Low Balances............................................................................. 13


SHAREHOLDER INFORMATION......................................................................................... 13
         Voting Rights.......................................................................................... 13
         Massachusetts Law...................................................................................... 13

EFFECT OF BANKING LAWS.......................................................................................... 14

TAX INFORMATION................................................................................................. 14
         Federal Income Tax..................................................................................... 14
         Additional Tax Information for Tax Exempt Fund......................................................... 14
         State and Local Taxes.................................................................................. 15

PERFORMANCE INFORMATION......................................................................................... 15

ADDRESSES....................................................................................................... 16

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                                             INVESTMENT A SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................................None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................................................................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)...........................................................................None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................None
Exchange Fee...................................................................................................None

                              ANNUAL INVESTMENT A SHARES OPERATING EXPENSES
Management Fee (after waiver)(1)..............................................................................0.40%
12b-1 Fee (after waiver)(2)...................................................................................0.07%
Other Expenses................................................................................................0.33%
         Total Investment A Shares Operating Expenses(3)......................................................0.80%

(1) The management fee has been reduced to reflect the voluntary waiver of fees by the advisor. The advisor can terminate the voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) 12b-1 fees have been reduced to reflect the voluntary waiver of a portion of the 12b-1 fees. The maximum 12b-1 fee is 0.25%.

(3) Total Investment A Shares operating expenses would be 1.08% absent the voluntary waiver by the advisor, and the waiver of a portion of the 12b-1 fee.


EXAMPLE                                                        1 year  3 years
-------                                                        ------  -------

You would pay the following expenses on a $1,000 investment
in Investment A Shares, assuming (1) 5% annual return and
(2) redemption at the end of each time period.  The Fund
charges no redemption fees for Investment A Shares..............  $8     $26



         THE PURPOSE OF THE EXPENSE TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT A SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN INVESTMENT A SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS-INVESTMENT A SHARES
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

The following table reflects the performance results from October 1, 1988 through September 30, 1997 of shares of the Cardinal Tax Exempt Money Market Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Tax Exempt Fund. The Predecessor Fund was advised by Cardinal Management Corp. ("Cardinal"), a wholly-owned subsidiary of The Ohio Company. Pursuant to an Agreement and Plan of Merger, dated December 22, 1997, The Ohio Company became a subsidiary of Fifth Third Bancorp, the parent company of Fifth Third Bank, the Fund's advisor (the "Advisor"). The Fund will be managed with the same investment objective and substantially identical investment policies as the Predecessor Fund. Holders of Investor Shares of the Predecessor Fund will receive Investment A Shares of the Fountain Square Tax Exempt Fund in exchange for their shares as part of a fund reorganization. For these reasons, the historic performance of the Predecessor Fund is provided below.

The data in the table has been derived from, and should be read in conjunction with, financial statements for the Predecessor Fund, which for 1997 were audited by ____________________, certified public accountants. Of course, past performance of the Predecessor Fund is not indicative of future results of the Fund. In addition, Fund performance would have been lower than Predecessor Fund performance due to higher expenses of the Fund.

The Fund expects to quote total returns that include performance of the Predecessor Fund for the period between October 1, 1987 and the commencement of the Fund's operations.

                                                                           YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------------------------
                                                            1997            1996            1995             1994           1993
                                                            ----            ----            ----             ----           ----

Net asset value, beginning of period                       $1.00           $1.00           $1.00            $1.00          $1.00
------------------------------------                       -----           -----           -----            -----          -----

Income from investment operations
         Net investment income                             -----           -----           -----            -----          -----

Less distributions
         Dividends to shareholders
         from net investment income                        -----           -----           -----            -----          -----

Net asset value, end of period                             $1.00           $1.00           $1.00            $1.00          $1.00
                                                           -----           -----           -----            -----          -----

Total return                                                   %               %               %                %              %

Ratios to Average Net Assets
         Expenses                                              %               %               %                %              %
         Net investment income                                 %               %               %                %              %

Supplemental Data
         Net assets, ends of period (000 omitted)              $               $               $                $              $


                                                                            YEAR ENDED SEPTEMBER 30,
                                            --------------------------------------------------------------------------------------

                                                            1992            1991            1990             1989            1988
                                                            ----            ----            ----             ----            ----

Net asset value, beginning of period                       $1.00           $1.00           $1.00            $1.00           $1.00
------------------------------------                       -----           -----           -----            -----           -----

Income from investment operations
         Net investment income                             -----           -----           -----            -----          -----

Less distributions
         Dividends to shareholders
         from net investment income                        -----           -----           -----            -----          -----

Net asset value, end of period                             $1.00           $1.00           $1.00            $1.00           $1.00
                                                           -----           -----           -----            -----           -----

Total return                                                   %               %               %                %               %

Ratios to Average Net Assets
         Expenses                                              %               %               %                %               %
         Net investment income                                 %               %               %                %               %

Supplemental Data
         Net assets, ends of period (000 omitted)              $               $               $                $               $


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this Prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Investment A Shares and Institutional Shares. This Prospectus relates only to Investment A Shares of the Fund.

Investment A Shares are intended to provide a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to short-term tax-exempt securities. A minimum initial investment of One Thousand Dollars ($1,000) is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of high-grade short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes. The average maturity of securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Under normal market conditions, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

         o Debt obligations of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision of any of these, which have, or are deemed to have, remaining maturities of 397 calendar days or less.

         o Participation interests, as described below, in any of the above obligations.

         o Bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes which are backed by the full faith and credit of the United States.

CHARACTERISTICS. The municipal securities which the Fund buys are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") for short-term tax-exempt securities, or, if not rated, are deemed by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the combined Statement of Additional Information.

VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Fund intends to invest more than 25% of its assets in certain variable rate demand municipal securities, including participation interests therein. Variable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Fund is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities.

Variable interest rates are normally based on a published interest rate or interest rate index or similar standard, such as the 91-day U.S. Treasury bill rate. Fifth Third Bank will monitor the pricing, quality, and liquidity of the variable rate demand municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Variable rate demand municipal securities may be considered to be derivative securities. A derivative security is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity, or other asset. As stated above, the Fund has no limit as to the percentage of its total assets that may be invested in variable rate demand municipal securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. Participation interests in which the Fund invests will have a demand feature which permits the Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature will often be supported by a letter of credit or comparable guarantee provided by the selling financial institution.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities includes industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. Use of repurchase agreements may cause the Fund to earn income which would be taxable to its shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if Fifth Third Bank deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which Fifth Third Bank has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% of total assets as Fifth Third Bank in its judgment believes market conditions warrant, the Fund may also temporarily invest in the following types of taxable money market securities:

         o Money market instruments consisting of marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         o Deposit obligations of banks and savings and loan associations which are members of the Federal Deposit Insurance Corporation.

         o        Bankers' acceptances.

         o High-grade commercial paper guaranteed or issued by domestic corporations.

         o        Repurchase agreement secured by any of the above.

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings;

         o with respect to 75% of the value of total assets, invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities;

         o purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

Other investment limitations of the Fund are described in the combined Statement of Additional Information.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank, the Fund's investment advisor ("Fifth Third Bank"), subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

         ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 0.50 of 1% of the Fund's average daily net assets. The Advisor may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of January 31, 1998, Fifth

         Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $118 billion. Fifth Third Bank has managed mutual funds since 1988.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages five such pools with total assets of over $401 million.

         As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended, Investment A Shares may pay a fee to the distributor in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Investment A Shares to finance any activity which is principally intended to result in the sale of Investment A Shares subject to the Plan.

For Investment A Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales, or distribution-related support services as agents for their clients or customers who beneficially own Investment A Shares.

The Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Investment A Shares under the Plan.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Investment A Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Plan, the distributor, the Advisor, or their affiliates may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

         MAXIMUM                              AVERAGE AGGREGATE DAILY
    ADMINISTRATIVE FEE                        NET ASSETS OF THE TRUST
    ------------------                        -----------------------
         0.20%                                of the first $1 billion
         0.18%                                of the next $1 billion
         0.17%                                in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share for each class of shares is determined by adding the interest of the applicable class of shares in the value of all securities and other assets of the Fund, subtracting the interest of those shares in liabilities of the Fund and those attributable to such shares, and dividing the remainder by the total number of shares in the class outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The Fund offers two classes of shares: Investment A Shares and Institutional Shares. A separate prospectus for Institutional Shares of the Fund can be obtained by contracting the Trust. Each of the share classes is subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Investment A Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Investment A Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund shares may not be available for investors in all states.

Investment A Shares of the Fund may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Trust. For certain investors in the Fund who obtained their shares as part of The Cardinal Group reorganization, special procedures for purchasing shares apply. See "Purchases by Former Cardinal Shareholders" below.

Purchase orders must be received by the Trust by 11:00 a.m. (Eastern time) in order for shares to be purchased that day. Payment may be made to the Trust's custodian either by check or federal funds. Purchases made by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be purchased that day. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

PURCHASES BY FORMER CARDINAL SHAREHOLDERS. Shareholders of the Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fund may purchase additional shares of the Fund by calling the Trust toll-free at ________________ or by mailing a request to:
Fountain Square Tax Exempt Fund, _________________. Shareholders should call the Trust for assistance in purchasing by mail.

PURCHASES BY ALL OTHER INVESTORS. Investors other than former Cardinal shareholders may purchase shares of the Fund by contacting the Trust toll-free at (888) 799-5353. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Tax Exempt Fund-Investment A Shares. Investors not purchasing directly from the Trust should consult their financial institution for wiring instructions.

ADDITIONAL INFORMATION

From time to time, shares of the Fund may be purchased by Fifth Third Bank, the Distributor, or the Administrator, in connection with various promotions of the Fountain Square Funds. In these cases, Fifth Third Bank, the Distributor, or the Administrator will distribute Fund shares to existing or potential investors as an incentive to purchase the Fund.

In connection with the sale of shares of the Fund, the Distributor may make certain payments to all dealers selling shares of the Fund which include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of shares of Funds in the Trust. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: travel and lodging at non-business locations; tickets for entertainment events; and merchandise. None of the aforesaid compensation is paid for by the Fund or its shareholders. In some cases, the

Distributor, in its sole discretion, may uniformly offer to pay to all dealers selling shares of the Fund, all or a portion of any applicable sales charge which it normally retains.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Investment A Shares of the Fund is $1,000. Subsequent investments must be in amounts of at least $50.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this Prospectus along with their financial institution's agreement or other literature relating to this service.

INVESTING IN INVESTMENT A SHARES

Investment A Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge on Investment A Shares.

The net asset value is determined at 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to shareholders monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Investment A Shares of the Fund unless cash payments are requested by writing to the Trust. Share purchase orders received by the Fund before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------
A shareholder may exchange Investment A Shares of the Fund for Investment A Shares of any of the other Funds in the Trust by calling the Trust toll-free at
(888) 799-5353 or by sending a written request to the Trust.

Shareholders of the Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fund must open an account with Fifth Third Securities, Inc. to facilitate exchanges. No charge will be imposed to open the account, but other transactions not involving exchanges among Funds of the Trust may carry charges. Orders to exchange Investment A Shares of the Fund for shares of the same class of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received, plus any applicable sales charge. Orders for exchanges involving any of the Trust's money market funds must be received by the Trust prior to 11:00 a.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving non-money market funds of the Trust must be received by 2:30 p.m. (Eastern time). Orders received prior to the applicable cut-off time will be executed as of the close of business that day. Orders for exchanges received after the applicable cut-off time on any business day will be executed at the close of the next business day. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Investment A Shares of Funds with a sales charge may be exchanged at net asset value for Investment A Shares of other Funds with an equal sales charge or no sales charge. Investment A Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Investment A Shares of Funds with a sales charge at net asset value, plus the applicable sales charge. When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a Prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems Investment A Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through a shareholder's financial representative or directly through the Trust. For investors who obtained shares of the Fund as part of the Cardinal Tax Exempt Money Market Fund reorganization, special procedures apply.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be redeemed that day. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Trust, provided the Trust has received a properly completed authorization form. Shareholders of the Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fund may redeem shares of the Fund by calling the Trust toll-free at _________________. All other shareholders may redeem their shares by calling the Trust toll-free at

(888) 799-5353. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received by the Trust before 11:00 a.m. (Eastern time), a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received after 11:00 a.m. (Eastern time), proceeds will normally be disbursed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be disbursed more than seven days after a proper request for redemption has been received, provided the Trust has received payment for the shares being redeemed. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must be completed. Authorization forms and information on this service are available from the Trust.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

Shareholders of the Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fund may redeem shares of the Fund by sending a written request to:

                           Fountain Square Tax Exempt Fund Redemptions

                           -------------------------------

                           -------------------------------
All other shareholders may redeem shares by sending a written request to:

                           Fifth Third Bank
                           Fountain Square Redemptions
                           M.D. 1090EC
                           38 Fountain Square Plaza
                           Cincinnati, Ohio  45263

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested and the proper endorsement. Shareholders should call the applicable telephone number for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of _____________, 1998, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

ADDITIONAL TAX INFORMATION FOR TAX EXEMPT FUND

The Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned by the Fund on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

STATE AND LOCAL TAXES

Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and tax-equivalent yield for Investment A Shares. The yield of Investment A Shares represents the annualized rate of income earned on an investment in those shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment A Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment A Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------
Fountain Square Tax Exempt Fund                      Fountain Square Funds
                                                     c/o Fifth Third Bank
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio  45263

--------------------------------------------------------------------------------
Investment Advisor
                  Fifth Third Bank                   38 Fountain Square Plaza
                                                     Cincinnati, Ohio  45263

--------------------------------------------------------------------------------
Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
                  Fifth Third Bank                   38 Fountain Square Plaza
                                                     Cincinnati, Ohio  45263

--------------------------------------------------------------------------------
Distributor and Administrator
                  BISYS Fund Services L.P.            3435 Stelzer Road
                                                      Columbus, Ohio 43219

--------------------------------------------------------------------------------
Independent Auditors
                  Ernst & Young LLP                   1300 Chiquita Center
                                                      250 East Fifth Street
                                                      Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

FOUNTAIN SQUARE TAX EXEMPT FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Fountain Square Tax Exempt Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term high-grade municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes to maximize current income exempt from federal tax while preserving capital and maintaining liquidity.

This Prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this Prospectus for future reference.

The Fund has also filed a combined Statement of Additional Information for Investment A Shares and Institutional Shares, dated May ___, 1998, with the Securities and Exchange Commission. The information contained in the combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Trust or calling toll-free (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. THE CHARACTERISTICS OF SHORT-TERM MUNICIPAL SECURITIES IN WHICH THE FUND INVESTS ARE SUCH THAT THE PRICE AND STABILITY OF THE FUND MAY NOT BE EQUAL TO THAT OF OTHER MONEY MARKET FUNDS WHICH INVEST IN TAXABLE SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May ___, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS, AND ANNUAL REPORTS

In order to reduce expenses of the Fountain Square Funds incurred in connection with the mailing of prospectuses, semi-annual reports and annual reports to multiple shareholders at the same address, Fountain Square Funds may in the future deliver one copy of a prospectus, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, semi-annual reports and annual reports, please call the Trust toll-free at 1-888-799-5353.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

         SUMMARY OF FUND EXPENSES.........................................  1

         FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES......................  2

         GENERAL INFORMATION..............................................  2

         INVESTMENT INFORMATION...........................................  2
                  Investment Objective....................................  2
                  Investment Policies.....................................  3
                           Acceptable Investments.........................  3
                           Characteristics................................  3
                           Variable Rate Demand Municipal
                                    Securities............................  3
                           Participation Interests........................  4
                           Municipal Leases...............................  4
                           Municipal Securities...........................  4
                           When-Issued and Delayed Delivery
                                    Transactions..........................  4
                           Lending of Portfolio Securities................  4
                  Temporary Investments...................................  5
                  Investment Limitations..................................  5

         FOUNTAIN SQUARE FUNDS INFORMATION................................  6
                  Management of the Trust.................................  6
                           Board of Trustees..............................  6
                           Investment Advisor.............................  6
                                    Advisory Fees.........................  6
                                    Advisor's Background..................  6
                  Distribution of Shares of the Fund......................  6
                  Payments to Financial Institutions......................  6
                  Administration of the Fund..............................  7
                           Administrative Services........................  7
                           Custodian, Transfer Agent and
                           Dividend Disbursing
                                    Agent.................................  7
                           Independent Auditors...........................  7

         NET ASSET VALUE..................................................  7

         INVESTING IN THE FUND............................................  8
                  Share Purchases.........................................  8
                  Minimum Investment Required.............................  8
                  Investing in Institutional Shares.......................  8
                  Certificates and Confirmations..........................  9
                  Dividends...............................................  9
                  Capital Gains...........................................  9

         EXCHANGES........................................................  9

         REDEEMING SHARES................................................. 10
                  Receiving Payment....................................... 10
                  Accounts with Low Balances.............................. 10

         SHAREHOLDER INFORMATION.......................................... 11
                  Voting Rights........................................... 11
                  Massachusetts Law....................................... 11




         EFFECT OF BANKING LAWS........................................... 11

         TAX INFORMATION.................................................. 12
                  Federal Income Tax...................................... 12
                  Additional Tax Information for Tax Exempt
                                    Fund.................................. 12
                  State and Local Taxes................................... 13

         PERFORMANCE INFORMATION.......................................... 13

         ADDRESSES........................................................ 14

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)........None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...............................................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)...............................................None
Redemption Fee (as a percentage of amount redeemed, if applicable).................None
Exchange Fee.......................................................................None


                 ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES
                     (As a percentage of average net assets)

Management Fee (after waiver)(1)....................................0.40%
12b-1 Fee............................................................None
Total Other Expenses................................................0.33%
         Total Institutional Shares Operating Expenses(3)...........0.73%

(1) The management fee has been reduced to reflect the voluntary waiver of fees by the advisor. The advisor can terminate the voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) Total Institutional Shares operating expenses would be 0.83% absent the voluntary waivers by the investment advisor and the administrator.

         THE PURPOSE OF THE EXPENSE TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION," AND "INVESTING IN INSTITUTIONAL SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

EXAMPLE                                                          1 year          3 years
-------                                                          ------          -------


You would pay the following expenses on a $1,000 investment
in Institutional Shares, assuming (1) 5% annual return and
(2) redemption at the end of each time period.  The Fund
charges no redemption fees for Institutional Shares............   $7              $27



         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Fund expects to quote total returns that include performance of the Cardinal Tax Exempt Money Market Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Tax Exempt Fund. The Predecessor Fund was advised by Jeffrey Alton of Cardinal Management Corp. ("Cardinal"), a wholly-owned subsidiary of The Ohio Company. Pursuant to an Agreement and Plan of Merger, dated December 22, 1997, The Ohio Company became a subsidiary of Fifth Third Bancorp, the parent company of Fifth Third Bank, the Fund's advisor the ("Advisor"). The Fund will be managed by Mr. Alton with the same investment objective and substantially identical investment policies as the Predecessor Fund. Holders of Institutional Shares of the Predecessor Fund will receive Institutional Shares of the Fountain Square Tax Exempt Fund in exchange for their shares as part of a fund reorganization.

The Fund expects to quote total returns that include performance of the Predecessor Fund for the period between October 1, 1988 and the commencement of the Fund's operations. All performance figures quoted for Institutional Shares of the Fund will be adjusted to reflect the deduction of fees associated with the Fund (excluding waivers or reimbursements) and will reflect the reinvestment of all dividends and capital gains distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this Prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Investment A Shares and Institutional Shares. This Prospectus relates only to Institutional Shares of the Fund.

Institutional Shares are intended to provide a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to short-term tax-exempt securities. Institutional Shares are offered only to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee. In both cases, a minimum initial investment of One Thousand Dollars ($1,000) is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of high-grade short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes. The average maturity of securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Under normal market conditions, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

         o Debt obligations of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision of any of these, which have, or are deemed to have, remaining maturities of 397 calendar days or less.

         o Participation interests, as described below, in any of the above obligations.

         o Bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes which are backed by the full faith and credit of the United States.

CHARACTERISTICS. The municipal securities which the Fund buys are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") for short-term tax-exempt securities, or, if not rated, are deemed by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the combined Statement of Additional Information.

VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Fund intends to invest more than 25% of its assets in certain variable rate demand municipal securities, including participation interests therein. Variable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Fund is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities.

Variable interest rates are normally based on a published interest rate or interest rate index or similar standard, such as the 91-day U.S. Treasury bill rate. Fifth Third Bank will monitor the pricing, quality, and liquidity of the variable rate demand municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Variable rate demand municipal securities may be considered to be derivative securities. A derivative security is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity, or other asset. As stated above, the Fund has no limit as to the percentage of its total assets that may be invested in variable rate demand municipal securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. Participation interests in which the Fund invests will have a demand feature which permits the Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature will often be supported by a letter of credit or comparable guarantee provided by the selling financial institution.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities includes industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. Use of repurchase agreements may cause the Fund to earn income which would be taxable to its shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if Fifth Third Bank deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which Fifth Third Bank has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% of total assets as Fifth Third Bank in its judgment believes market conditions warrant, the Fund may also temporarily invest in the following types of taxable money market securities:

         o Money market instruments consisting of marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         o Deposit obligations of banks and savings and loan associations which are members of the Federal Deposit Insurance Corporation.

         o        Bankers' acceptances.

         o High-grade commercial paper guaranteed or issued by domestic corporations.

         o        Repurchase agreement secured by any of the above.

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings;

         o with respect to 75% of the value of total assets, invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities;

         o purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

Other investment limitations of the Fund are described in the combined Statement of Additional Information.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank, the Fund's investment advisor ("Fifth Third Bank"), subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

         ADVISORY FEES. The Advisor receives an annual investment advisory fee equal to 0.50 of 1% of the Fund's average daily net assets. The Advisor may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of January 31, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $118 billion. Fifth Third Bank has managed mutual funds since 1988.

         Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages five such pools with total assets of over $401 million.

         As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor, the Advisor, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Advisor or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

       MAXIMUM                         AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE                   NET ASSETS OF THE TRUST
  ------------------                   -----------------------

         0.20%                         of the first $1 billion
         0.18%                         of the next $1 billion
         0.17%                         in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share for each class of shares is determined by adding the interest of the applicable class of shares in the value of all securities and other assets of the Fund, subtracting the interest of those shares in liabilities of the Fund and those attributable to such shares, and dividing the remainder by the total number of shares in the class outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The Fund offers two classes of shares: Investment A Shares and Institutional Shares. A separate prospectus for Investment A Shares of the Fund can be obtained by contacting the Trust. Each of the share classes is subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Institutional Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Institutional Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund shares may not be available for investors in all states.

Institutional Shares of the Fund may be purchased either through: the Trust Department of Fifth Third Bank; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the Distributor with respect to the number of employees or amount of purchase; or broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own account or the accounts of their clients for a management, consulting or other fee.

Purchase orders must be received by the Trust by 11:00 a.m. (Eastern time) in order for shares to be purchased that day. Payment may be made to the Trust's custodian either by check or federal funds. Purchases made by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Orders must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be purchased that day. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fountain Square Tax Exempt Fund-Institutional Shares. Investors should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Institutional Shares of the Fund is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fountain Square Funds.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this Prospectus along with their financial institution's agreement or other literature relating to this service.

INVESTING IN INSTITUTIONAL SHARES

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge. The net asset value for the Fund is determined at 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to shareholders monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Institutional Shares unless cash payments are requested by writing to the Trust. Share purchase orders received by the Fund before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange Institutional Shares of the Fund for Institutional Shares of any of the other Funds in the Trust by contacting the financial institution responsible for the account. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Institutional Shares of one Fund for Institutional Shares of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing Institutional Shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges involving any of the Trust's money market funds must be received by the Trust prior to 11:00 a.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving the non-money market funds of the Trust must be received by 2:30 p.m. (Eastern time). Orders which are received prior to the applicable cut-off time will be executed as of the close of business that day. Orders for exchanges received after the applicable cut-off time will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a Prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems Institutional Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through a shareholder's financial representative. Orders must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be redeemed that day. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds of redemption is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Trust received payment for the shares being redeemed.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of _____________, 1998, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

ADDITIONAL TAX INFORMATION FOR TAX EXEMPT FUND

The Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned by the Fund on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

STATE AND LOCAL TAXES

Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and tax-equivalent yield for Investment A Shares. The yield of Investment A Shares represents the annualized rate of income earned on an investment in those shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment A Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment A Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Fountain Square Tax Exempt Fund                      Fountain Square Funds
                                                     c/o Fifth Third Bank
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor
                  Fifth Third Bank                   38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
                  Fifth Third Bank                   38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator
                  BISYS Fund Services L.P.           3435 Stelzer Road
                                                     Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors
                  Ernst & Young LLP                  1300 Chiquita Center
                                                     250 East Fifth Street
                                                     Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

                         FOUNTAIN SQUARE TAX EXEMPT FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                               INVESTMENT A SHARES

                              INSTITUTIONAL SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


The Investment A Shares and Institutional Shares of Fountain Square Tax Exempt Fund (the "Fund") represent interests in a diversified portfolio of securities. This combined Statement of Additional Information should be read with either the Prospectus for Investment A Shares dated May ___, 1998 or the Prospectus for Institutional Shares dated May ___, 1998. This Statement is not a Prospectus itself. To receive a copy of either of the Prospectuses, please write the Trust or call toll-free (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO 45263
                          Statement dated May ___, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GENERAL INFORMATION ABOUT THE FUND........................................  1

INVESTMENT OBJECTIVE AND POLICIES.........................................  1
         Types of Investments.............................................  1
         When-Issued and Delayed Delivery Transactions....................  3
         Repurchase Agreements............................................  3
         Reverse Repurchase Agreements....................................  3
         Lending of Portfolio Securities..................................  3
         Restricted And Illiquid Securities...............................  4
         Investment Limitations...........................................  4

FOUNTAIN SQUARE FUNDS MANAGEMENT..........................................  7
         Officers and Trustees............................................  7
         Fund Ownership...................................................  8
         Trustees' Compensation...........................................  8
         Trustee Liability................................................  9

INVESTMENT ADVISORY SERVICES..............................................  9
         Advisor to the Fund..............................................  9
         Advisory Fees....................................................  9

BROKERAGE TRANSACTIONS....................................................  9

ADMINISTRATIVE SERVICES................................................... 10
         Transfer Agent and Dividend Disbursing Agent..................... 10

PURCHASING SHARES......................................................... 10
         Distribution Plan (Investment A Shares).......................... 10
         Conversion to Federal Funds...................................... 11

DETERMINING NET ASSET VALUE............................................... 11
         Use of the Amortized Cost Method................................. 11

REDEEMING SHARES.......................................................... 12
         Redemption in Kind............................................... 12

TAX STATUS................................................................ 13
         The Fund's Tax Status............................................ 13
         Shareholders' Tax Status......................................... 13

YIELD..................................................................... 13
         Tax Equivalency Table............................................ 14

EFFECTIVE YIELD........................................................... 14

PERFORMANCE COMPARISONS................................................... 15

APPENDIX.................................................................. 16

GENERAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Fountain Square Tax Exempt Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

Shares of the Fund are offered in two classes, Investment A Shares and Institutional Shares. This combined Statement of Additional Information relates to the above-mentioned shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

The Fund's investment objective is to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. The following discussion supplements the description of the Fund's investment policies contained in the Fund's Prospectuses. The investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund invests primarily in short-term municipal securities.

         BANK INSTRUMENTS

         The Fund may invest in the instruments of banks and savings and loan associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         MUNICIPAL SECURITIES

                  The Fund may invest in municipal securities which have the characteristics set forth in the Prospectuses. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's Prospectuses.

                  Examples of Municipal Securities are:

                  o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

                  o        municipal notes and tax-exempt commercial paper;

                  o        serial bonds;

                  o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

                  o bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

                  o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

                  o        general obligation bonds.

                  VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Fund intends to invest more than 25% of its assets in variable rate demand municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

                  Variable rate demand municipal securities in which the Fund invests may be supported by bank letters of credit or comparable guarantees of financial institutions. To the extent that 25% or more of the Fund's assets are invested in variable rate demand municipal securities supported by such letters of credit or guarantees, the Fund may be deemed to be concentrated in the banking industry.

                  PARTICIPATION INTERESTS. The Fund may invest in participation interests. The financial institutions from which the Fund purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

                  MUNICIPAL LEASES. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

                  TEMPORARY INVESTMENTS. The Fund may also invest in temporary investments, such as repurchase agreements and reverse repurchase agreements, during times of unusual market conditions for defensive purposes.

                  From time to time, such as when suitable municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         o        dealer undertakings to make a market in the security: and

         o the nature of the security and the nature of the marketplace trades.

INVESTMENT LIMITATIONS

         SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credit as may be necessary for clearance of transactions.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.

         The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

         PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

         LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations.

         UNDERWRITING

         The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

         INVESTING IN REAL ESTATE

         The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         INVESTING IN COMMODITIES

         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

         DEALING IN PUTS AND CALLS

         The Fund will not buy or sell puts, calls, strattles, spreads, or any combination of these.

         DIVERSIFICATION OF INVESTMENTS

         With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

         CONCENTRATION OF INVESTMENTS

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

The above investment limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following limitations, however, may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.

         INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

         INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN NEW ISSUERS

         The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN MINERALS

         The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except that it may purchase the securities of issuers which invest in or sponsor such programs.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

         The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than one half of one percent of the issuer's securities, together own more than five percent of the issuer's securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, or BISYS Fund Services, L.P.

--------------------------------------------------------------------------------

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

--------------------------------------------------------------------------------

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors.

--------------------------------------------------------------------------------

Lee A. Carter
425 Walnut Street
Cincinnati, OH
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993).

--------------------------------------------------------------------------------

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.

--------------------------------------------------------------------------------

FUND OWNERSHIP

As of the date of this Statement of Additional Information, officers and Trustees own less than 1% of the outstanding shares of the Fund and there are no persons known to be beneficial owners of more than 5% of the Fund's outstanding shares.

TRUSTEES' COMPENSATION

NAME,                               AGGREGATE
POSITION WITH                       COMPENSATION FROM
TRUST                               TRUST *+

--------------------------------------------------------------------------------

Edward Burke Carey                  $7,800
Trustee

Lee A. Carter                       $6,600
Trustee

Albert E. Harris                    $9,800
Trustee

*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios as of the date of this Statement of Additional Information.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISOR TO THE FUND

The Fund's investment advisor is Fifth Third Bank (the "Advisor"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the Prospectuses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include:

o        advice as to the advisability of investing in securities;

o        security analysis and reports;

o        economic studies;

o        industry studies;

o        receipt of quotations for portfolio evaluations; and

o        similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce expenses.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provides administrative services to the Fund for the fees set forth in the Prospectuses. Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administrative services on behalf of the Fund, for which it receives compensation from BISYS Fund Services L.P.

Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares is explained in the Prospectuses under "Investing in the Fund."

DISTRIBUTION PLAN (INVESTMENT A SHARES)

With respect to the Investment A Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment A Shares of the Fund subject to the Plan. Such activities may include the advertising and marketing of Investment A Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment A Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment A Shares and prospective shareholders.

The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment A Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the Prospectuses.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

         MONITORING PROCEDURES

         The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS

         The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectuses under "Redeeming Shares." Although the Custodian does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS
--------------------------------------------------------------------------------

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o        invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

YIELD
--------------------------------------------------------------------------------

The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

         o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

         o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

         o        multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 37.90% tax rate and assuming that income is 100% tax-exempt.

TAX EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the Fund's portfolio is generally free from federal regular income tax. As the table below indicates, a "tax-free" investment in the Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

-----------------------------------------------------------------------------------------------------------------------------------
                                                TAXABLE YIELD EQUIVALENT FOR 1998

-----------------------------------------------------------------------------------------------------------------------------------
         FEDERAL TAX BRACKET:

                                   15.00%             28.00%              31.00%               36.00%                39.60%




-----------------------------------------------------------------------------------------------------------------------------------
          SINGLE                      $1-           $23,351-           $ 56,551-            $117,951-                 OVER
          RETURN                  23,350             56,550             117,950              256,500               256,500
-----------------------------------------------------------------------------------------------------------------------------------
        Tax-Exempt                                                 Taxable Yield Equivalent
           Yield
-----------------------------------------------------------------------------------------------------------------------------------
           1.50%                    ____%              ____%               ____%                ____%                 ____%
           2.00%                    ____%              ____%               ____%                ____%                 ____%
           2.50%                    ____%              ____%               ____%                ____%                 ____%
           3.00%                    ____%              ____%               ____%                ____%                 ____%
           3.50%                    ____%              ____%               ____%                ____%                 ____%
           4.00%                    ____%              ____%               ____%                ____%                 ____%
           4.50%                    ____%              ____%               ____%                ____%                 ____%
           5.00%                    ____%              ____%               ____%                ____%                 ____%
           5.50%                    ____%              ____%               ____%                ____%                _____%
           6.00%                    ____%              ____%               ____%               _____%                _____%
-----------------------------------------------------------------------------------------------------------------------------------

         Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

         The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Tax Exempt Fund shares.

         * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

EFFECTIVE YIELD
--------------------------------------------------------------------------------

The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

         o        adding 1 to the base period return;

         o        raising the sum to the 365/7th power; and

         o        subtracting 1 from the result.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The performance of both classes of shares depends upon such variables as:

         o        portfolio quality;

         o        average portfolio maturity;

         o        type of instruments in which the portfolio is invested;

         o        changes in interest rates on money market instruments;

         o        changes in expenses of the Fund or of either class of shares;
                  and

         o        the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking for either class of shares in the "short-term U.S. government funds" category in advertising and sales literature.

         o SALOMON 30 DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

         o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C.           OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

                  (a)      Financial Statements incorporated by reference to the
                           Annual Report to Shareholders of the Fountain Square
                           Funds dated July 31, 1997 (File No. 811-5669).
                  (b)      Exhibits:
                           (1)      Conformed Copy of Declaration of Trust of the Registrant including
                                    Amendments No. 1 through 7 (4);
                                    (i)     Conformed Copy of Amendment No. 8 to the Declaration of Trust (8);
                                    (ii)    Conformed Copy of Amendment No. 9 to the Declaration of Trust (7);
                                    (iii)   Conformed Copy of Amendment No. 10 to the Declaration of
                                            Trust (9);
                                    (iv)    Conformed Copy of Amendment No. 11 to the Declaration of Trust (12);
                                    (v)     Conformed Copy of Amendment No. 12 to the Declaration of Trust
                                            (13);
                           (2)      Copy of By-Laws of the Registrant (4);
                           (3)      Not applicable;
                           (4)      Not applicable;
                           (5)      (i)     Conformed Copy of Investment Advisory Contract of the Registrant
                                            through and including Exhibit J (4);
                                            (a)      Conformed Copy of Exhibits K-M to Investment Advisory
                                                     Agreement of Registrant (9);
                                            (b)      Conformed Copy of Exhibits N-O to Investment Advisory
                                                     Agreement (13);
                                    (ii)    Conformed Copy of Sub-Advisory Agreement (3);
                                    (iii)   Conformed Copy of Investment Advisory Contract of the Fountain
                                            Square Pinnacle Fund (13);
                           (6)      (i)     Conformed Copy of Distribution Agreement of the Registrant (6);
                                            (a)      Conformed Copy of amended Schedules A-C to Distribution
                                                     Agreement (13);
                                    (ii)    Copy of Administrative Service Agreement of the Registrant (8);
                                            (a)      Conformed Copy of amended Exhibit A to Administrative Service
                                                     Agreement (13);
                           (7)      Not applicable;
                           (8)      (i)     Conformed Copy of Custody Agreement of the Registrant (11);
                                            (a)      (formerly Exhibit 8(i)) Conformed Copy of amended Exhibit
                                                     B to Custody Agreement (9);
                                    (ii)    (formerly Exhibit 8) Conformed Copy of (Sub-)Custody Agreement (4);
                           (9)      (i)     Conformed Copy of Transfer Agency and Accounting Services
                                            Agreement of the Registrant (4);
                                            (a)      Conformed Copy of amended Schedule A to Transfer Agency
                                                     and Accounting Services Agreement (13);
                                    (ii)    Conformed Copy of Management and Administration Agreement of the
                                            Registrant (9);
                                            (a)      Conformed Copy of amended Schedule A to Management and
                                                     Administration Agreement (13);
                                    (iii)   Conformed Copy of Sub-Administration Agreement (9);
                                            (a)      Conformed Copy of amended Schedule A to Sub-Administration
                                                     Agreement (13);
                           (10)     Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (5);
                           (11)     Conformed Copy of Consent of Ernst & Young LLP;

                           (12)     Not applicable;
                           (13)     Conformed Copy of Initial Capital Understanding (4);
                           (14)     Not applicable;
                           (15)     (i)     Conformed Copy of Amended Rule 12b-1 Plan through and including
                                            Exhibits A and B (13);
                                    (ii)    Form of Rule 12b-1 Agreement (13);
                           (16)     (i)     Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Balanced Fund (1);
                                    (ii)    Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Commercial Paper Fund (4);
                                    (iii)   Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Government Cash Reserves Fund (4);
                                    (iv)    Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Mid Cap Fund (1);
                                    (v)     Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Quality Bond Fund (1);
                                    (vii)   Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Quality Growth Fund (1);
                                    (viii)  Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Ohio Tax Free Bond Fund (2);
                                    (ix)    Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square U.S. Government Securities Fund (1);
                                    (x)     Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square U.S. Treasury Obligations Fund (4);
                                    (xi)    Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square International Equity Fund (4);
                                    (xii)   Copy of Schedules for Computation of Fund Performance Data for
                                            Fountain Square Equity Income Fund, Fountain Square Bond Fund For
                                            Income, and Fountain Square Municipal Bond Fund (7);
                                    (xiii)  Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Pinnacle Fund (12);
                                    (xiv)   Copy of Schedule for Computation of Fund Performance Data for
                                            Fountain Square Cardinal Fund and Fountain Square Tax Exempt Fund
                                            (13);
                           (17)     Not applicable;
                           (18)     Conformed Copy of Amended and Restated Multiple Class Plan (13);
                           (19)     Conformed Copy of Power of Attorney (6);


KEY:
----

(1)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A
         filed March 25, 1993 (File Nos. 811-5669 and 33-24848).

(2)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A
         filed September 24, 1993.   (File Nos. 811-5669 and 33-24848).

(3)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A
         filed June 1, 1994.  (File Nos. 811-5669 and 33-24848).

(4)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A
         filed February 28, 1995.  (File Nos. 811-5669 and 33-24848).

(5)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A
         filed on or about September 30, 1995.  (File Nos. 811-5669 and 33-24848).

(6)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A
         filed on or about January 18, 1996.  (File Nos. 811-5669 and 33-24848).

(7)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A
         filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

(8)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A
         filed on or about October 28, 1996 (File Nos. 811-5669 and 33-24848).

(9)      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A
         filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

(10)     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A
         filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

(11)     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A
         filed on or about November 26, 1997 (File Nos. 811-5669 and 33-24848).

(12)     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A
         filed on or about January 21, 1998 (File Nos. 811-5669 and 33-24848).

(13)     To be filed by amendment.


Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                  Not applicable.

Item 27.          Indemnification:

                  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991. (File Nos. 811-5669 and 33-24848).

Item 28.          Business and Other Connections of Investment Adviser:


FIFTH THIRD BANK
==========================================================================================================================
                                                                                             Other Substantial
                                                     Position with                         Business, Profession,
                 Name                                Fifth Third Bank                     Vocation or Employment
--------------------------------------------------------------------------------------------------------------------------
Clement L. Buenger                       Director
--------------------------------------------------------------------------------------------------------------------------
George A. Schaefer, Jr.                  President, Chief Executive Officer
                                         and Director
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
George W. Landry                         Executive Vice President and Cashier
--------------------------------------------------------------------------------------------------------------------------
Stephen J. Schrantz                      Executive Vice President
--------------------------------------------------------------------------------------------------------------------------
P. Michael Brumm                         Executive Vice President and Chief
                                         Financial Officer
--------------------------------------------------------------------------------------------------------------------------
Michael K. Keating                       Executive Vice President, and
                                         Secretary
--------------------------------------------------------------------------------------------------------------------------
Thomas B. Donnell                        Chairman, Fifth Third Bank of
                                         Northwestern Ohio and Director
--------------------------------------------------------------------------------------------------------------------------
Robert P. Niehaus                        Executive Vice President
--------------------------------------------------------------------------------------------------------------------------
Michael D. Baker                         Executive Vice President
--------------------------------------------------------------------------------------------------------------------------
Henry W. Hobson, III                     Senior Vice President
--------------------------------------------------------------------------------------------------------------------------
J. Patrick Bell                          Senior Vice President
--------------------------------------------------------------------------------------------------------------------------
Tom A. Bobenread                         Senior Vice President
--------------------------------------------------------------------------------------------------------------------------
James J. Hudepohl                        Senior Vice President
--------------------------------------------------------------------------------------------------------------------------
Edward H. Silva, Jr.                     Senior Vice President
--------------------------------------------------------------------------------------------------------------------------
Gerald L. Wissel                         Senior Vice President and Director of
                                         Audit
--------------------------------------------------------------------------------------------------------------------------
Neal E. Arnold                           Senior Vice President and Director of
                                         Audit
--------------------------------------------------------------------------------------------------------------------------
Paul L. Reynolds                         Vice President, General Counsel and
                                         Assistant Secretary
--------------------------------------------------------------------------------------------------------------------------
John F. Barrett                          Director                                 President and CEO, Western-
                                                                                  Southern Life Insurance Company
--------------------------------------------------------------------------------------------------------------------------
Richard T. Farmer                        Director                                 Chairman & CEO, Cintas Corp.
--------------------------------------------------------------------------------------------------------------------------
John D. Geary                            Director                                 Former President, Midland
                                                                                  Enterprises, Inc.
--------------------------------------------------------------------------------------------------------------------------
Joseph H. Head, Jr.                      Director                                 Chairman & CEO, Atkins and
                                                                                  Pearce
--------------------------------------------------------------------------------------------------------------------------
William G. Kagler                        Director                                 Chairman, Skyline Chili, Inc.
--------------------------------------------------------------------------------------------------------------------------
William J. Keating                       Director                                 Retired Publisher and Chairman, The
                                                                                  Cincinnati Enquirer
--------------------------------------------------------------------------------------------------------------------------
James D. Kiggen                          Director                                 Chairman, CEO & President, Xtek,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------
Robert B. Morgan                         Director                                 President and Chief Executive
                                                                                  Officer, Cincinnati Financial Corp.
--------------------------------------------------------------------------------------------------------------------------
Michael H. Norris                        Director                                 Former President, The Deerfield
                                                                                  Manufacturing Co.
--------------------------------------------------------------------------------------------------------------------------
Brian H. Rowe                            Director                                 Chairman, GE Aircraft Engines
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
John J. Schiff, Jr.                      Director                                 Chairman, John J. & Thomas R.
                                                                                  Schiff & Co.
--------------------------------------------------------------------------------------------------------------------------
Dennis J. Sullivan, Jr.                  Director                                 Executive Counselor, Dan Pinger
                                                                                  Public Relations
--------------------------------------------------------------------------------------------------------------------------
Dudley S. Taft                           Director                                 President, Taft Broadcasting Co.
--------------------------------------------------------------------------------------------------------------------------
Joan R. Herschede                        Director                                 President and CEO, The Frank
                                                                                  Herschede Company
--------------------------------------------------------------------------------------------------------------------------
Ivan W. Gorr                             Director                                 Retired as Chairman & CEO,
                                                                                  Cooper Tire & Rubber Co.
--------------------------------------------------------------------------------------------------------------------------
Milton C. Boesel, Jr.                    Director                                 Counsel, Ritter, Robinson,
                                                                                  McCready & James
--------------------------------------------------------------------------------------------------------------------------
Gerald V. Dirvin                         Director                                 Retired Executive Vice President,
                                                                                  The Proctor & Gamble Company
==========================================================================================================================

Business and Other Connections of Sub-Advisers (International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"), the Sub-Adviser to the International Equity Fund. The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                         MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

                           Barton M. Biggs, Chairman/Managing Director
                           Peter A. Nadosy, President/Managing Director
                           John R. Alkire,Managing Director
                           James A. Allwin, Managing Director
                           Arden C. Armstrong, Managing Director
                           Thomas L. Bennett, Managing Director
                           P. Dominic Caldecott, Managing Director
                           Ean Wah Chin, Managing Director
                           Garry B. Crowder, Managing Director
                           David M. Datst, Managing Director
                           Madhav Dhar, Managing Director
                           Kenneth B. Dunn, Managing Director
                           Stephen F. Esser, Managing Director
                           Kurt Feuerman, Managing Director
                           Philip W. Friedman, Managing Director
                           J. David Germany, Managing Director
                           Paul B. Ghaffari, Managing Director
                           Gordon S. Gray, Managing Director
                           Marianne Laing Hay, Managing Director
                           Joseph W. Hill, II, Managing Director
                           Nicholas J. Kovich, Managing Director
                           Gary D. Latainer, Managing Director
                           Robert J. Marcin, Managing Director
                           Robert L. Meyer, Managing Director
                           Russell C. Platt, Managing Director
                           Scott F. Richard, Managing Director
                           Robert A. Sargent, Managing Director

                           Gary G. Schlarbaum, Managing Director
                           Vinod R. Sethi, Managing Director
                           Dennis G. Sherva, Managing Director
                           James R. Tanne, Managing Director
                           Marna C. Whittington, Managing Director
                           Richard G. Woolworth, Jr., Managing Director
                           Richard B. Worley, Managing Director

                           Warren J. Ackerman, III, Principal
                           Susan S. Akers, Principal
                           Robert E. Angevine, Principal
                           Gerald P. Barth-Wehrenalp, Principal
                           Glenn E. Becker, Principal
                           Richard M. Behler, Principal
                           Theodore R. Bigman, Principal
                           E. Clayton Boggs, Principal
                           Stuart H. Bohart, Principal
                           Francine J. Bovich, Principal
                           Andrew C. Brown, Principal
                           Jeffry P. Brown, Principal
                           Frances Campion, Principal
                           Terence P. Carmichael, Principal
                           Arthur Certosimo, Principal
                           John D. Connelly, Principal
                           Stephen C. Cordy, Principal
                           Marc Crespi, Principal
                           Jan Daikuhara, Principal
                           Jacqueline A. Day, Principal
                           Dana L. Dortone, Principal
                           Raye L. Dube, Principal
                           Hassan Elmasry, Principal
                           Abigail Jones Feder, Principal
                           Eugene Flood, Jr., Principal
                           Thomas C. Frame, Principal
                           Stephen T. Golding, Principal
                           Noah Eliot Gotbaum, Principal
                           James W. Grisham, Principal
                           Robert L. Hagin, Principal
                           Perry E. Hall II, Principal
                           Ellen D. Harvey, Principal
                           John D. Hevner, Principal
                           Ruth A. Hughes-Guden, Principal
                           Tracey H. Ivey, Principal
                           Margaret Kinsley Johnson, Principal
                           Michael F. Klein, Principal
                           Paul W. Klug, Jr., Principal
                           Steven K. Kreider, Principal
                           Michael B. Kushma, Principal
                           Khoon-Min Lim, Principal
                           Marianne J. Lippmann, Principal
                           Yvonne Longley, Principal
                           Andrew John Mack, Principal
                           Maryann K. Maiwald, Principal
                           Gary J. Mangino, Principal
                           James J. Manley, Principal
                           Jeffrey Margolis, Principal

                           M. Paul Martin, Principal
                           Teresa E. Martini, Principal
                           Walter Maynard, Jr., Principal
                           Phoebe Mcbee, Principal
                           Margaret P. Naylor, Principal
                           Paul F. O'Brien, Principal
                           Yoshiro Okawa, Principal
                           Wayne D. Peterson, Principal
                           Christopher G. Petrow, Principal
                           Andreas Ludwig J. Povell, Principal
                           Narayan Rachmachandran, Principal
                           Gail H. Reeke, Principal
                           Ronald R. Reese, Principal
                           Christine I. Reilly, Principal
                           Christian G. Roth, Principal
                           Stefano Russo, Principal
                           James D. Schmid, Principal
                           James H. Scott, Principal
                           Kiat Seng Seah, Principal
                           Stephen C. Sexauer, Principal
                           Robert M. Smith, Principal
                           Mary Ann Milias St. Peter, Principal
                           Kunihiko Sugio, Principal
                           Ann D. Thivierge, Principal
                           Lorraine Truten, Principal
                           Elizabeth A. Vale, Principal
                           Horacio A. Valeiras, Principal
                           Philip W. Winters, Principal
                           Alford E. Zick, Principal



HEARTLAND CAPITAL MANAGEMENT, INC.

==========================================================================================================================
                                                                                             Other Substantial
                                                     Position with                         Business, Profession,
                 Name                                   Heartland                         Vocation or Employment
--------------------------------------------------------------------------------------------------------------------------
Robert D. Markley                        President and Chief Executive Officer
--------------------------------------------------------------------------------------------------------------------------
Thomas F. Maurath                        Executive Vice President
==========================================================================================================================


Item 29. Principal Underwriters:

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, The MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc.,

                  SBSF Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of February 28, 1998 were as follows:


Name and Principal Business                                                       Positions and Offices with
Addresses                                Positions and Offices with BISYS         Registrant
---------------------------              --------------------------------         --------------------------

The BISYS Group, Inc.                    Sole Shareholder of BISYS Fund           None
150 Clove Road                           Services, Inc. and Sole Limited
Little Falls, NJ 07424                   Partner

BISYS Fund Services, Inc.                Sole General Partner                     None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson                      Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                           Senior Vice President                    None
3435 Stelzer Road                        Business Development
Columbus, Ohio 43219                     Fund Services Division

Stephen G. Mintos                        Executive Vice President                 President
3435 Stelzer Road                        General Manager
Columbus, Ohio 43219                     Fund Services Division

Kenneth B. Quintenz                      Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219



(c)               Not applicable.

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Registrant                        3435 Stelzer Road
                                                    Columbus, Ohio 43219-3035

                  Fifth Third Bank                  38 Fountain Square Plaza
                  ("Sub-Administrator, Transfer     Cincinnati, Ohio 45263
                  Agent and Dividend
                  Disbursing Agent")

                  BISYS                             3435 Stelzer Road
                  ("Administrator")                 Columbus, Ohio 43219-3035

                  Fifth Third Bank                  38 Fountain Square Plaza
                  ("Advisor")                       Cincinnati, Ohio 45263

                  Heartland Capital                 36 South Pennsylvania Street
                  Management, Inc.                  Suite 610
                  ("Advisor to the                  Indianapolis, Indiana 46204
                  Fountain Square
                  Pinnacle Fund")

                  Morgan Stanley Asset              1221 Avenue of the Americas
                  Management Inc.                   New York, New York 10020
                  ("Sub-Advisor to the Fountain
                  Square International Equity
                  Fund")

                  Fifth Third Bank                  38 Fountain Square Plaza
                  ("Custodian")                     Cincinnati, Ohio 45263


Item 31. Management Services:  Not applicable.

Item 32. Undertakings:

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be audited, within four to six months from the effective date of this post-effective amendment with respect to the Fountain Square Cardinal Fund and the Fountain Square Tax Exempt Fund.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FOUNTAIN SQUARE FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 6th day of March, 1998.

                                            FOUNTAIN SQUARE FUNDS


                                            BY:  /s/STEPHEN G. MINTOS
                                                ---------------------
                                            Stephen G. Mintos, President*
                                            March 6, 1998


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


                     NAME                                        TITLE                                 DATE
By:        /s/ STEPHEN G. MINTOS                  President                                     March 6, 1998
           ---------------------                  (Principal Executive Officer);
           Stephen G. Mintos                      Attorney-in-Fact for the
                                                  Persons Listed Below


           /s/ JEFFREY C. CUSICK                  Treasurer and Secretary                       March 6, 1998
           ---------------------                  (Principal Financial and
           Jeffrey C. Cusick                      Accounting Officer)


                     NAME                                        TITLE


           Edward Burke Carey*                                  Trustee

           Lee A. Carter*                                       Trustee

           Albert E. Harris*                                    Trustee

           *By Power of Attorney


                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Exhibit
-----------       -------

   11             Consent of Ernst & Young LLP

